     As filed with the Securities and Exchange Commission on August 31, 2004

  Investment Company Act File No. 811-21364; Securities Act File No. 333-105659

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       Post-Effective Amendment No. 1 [X]

                                     and/or

         REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940 [X]

                               Amendment No. 3 [X]

                          SCHRODER GLOBAL SERIES TRUST
             875 Third Avenue, 22nd Floor, New York, New York 10022
                                 (212) 641-3800

                             Carin F. Muhlbaum, Esq.
                Schroder Investment Management North America Inc.
                          875 Third Avenue, 22nd Floor
                            New York, New York 10022

                                   Copies to:

                            Timothy W. Diggins, Esq.
                                  Ropes & Gray
                             One International Place
                        Boston, Massachusetts 02110-2624

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing          [X] On September 1, 2004 pursuant to
    pursuant to paragraph (b)            paragraph (b)
[ ] 60 days after filing pursuant    [ ] On (date) pursuant to paragraph
    to paragraph (a)(1)                  (a)(1)
[ ] 75 days after filing pursuant    [ ] On (date) pursuant to paragraph
    to paragraph (a)(2)                  (a)(2) of Rule 485.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

APPROXIMATE DATE OF COMMENCEMENT OF PROPOSED SALE TO PUBLIC As soon as practicable after this Registration Statement becomes effective.

[SCHRODERS LOGO]

--------------------------------------------------------------------------------

PROSPECTUS

                       SCHRODER NORTH AMERICAN EQUITY FUND

Schroder North American Equity Fund (the "Fund") seeks capital growth by investing primarily in equity securities of companies in the United States.
Schroder Investment Management North America Inc. is the Fund's investment adviser. Schroder Investment Management North America Limited serves as sub-adviser to the Fund and is responsible for making day-to-day investment decisions for the Fund. The Fund is a series of Schroder Global Series Trust.

This Prospectus explains what you should know about the Fund before you invest.
Please read it carefully. You can call the Schroder Mutual Funds at (800)
464-3108 to find out more about the Fund and other funds in the Schroder family.
From outside the United States, please call collect to (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds.

NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES
COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS
PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

                          SCHRODER GLOBAL SERIES TRUST

                                SEPTEMBER 1, 2004

                                      -1-

SUMMARY INFORMATION

o INVESTMENT OBJECTIVE. Schroder North American Equity Fund (the "Fund") seeks long-term capital growth.

o PRINCIPAL INVESTMENT STRATEGIES. The Fund invests principally in equity securities of companies in the United States. The Fund may invest in a variety of equity securities including common and preferred stocks and warrants to purchase common and preferred stocks.

Schroder Investment Management North America Limited ("SIMNA Ltd.") is the
Fund's sub-adviser responsible for day-to-day portfolio management. SIMNA Ltd.
uses a proprietary quantitative investment analysis that evaluates market and economic sectors, companies, and stocks on the basis of long-term historical data. SIMNA Ltd. uses that analysis to construct a highly diversified portfolio of stocks. In addition, SIMNA Ltd. attempts to identify anticipated short-term deviations from longer-term historical trends and cycles, and may adjust the
Fund's portfolio to take advantage of those deviations.

The Fund's investment portfolio, including the number of companies represented in the portfolio and the sector weightings of the portfolio, will change as
SIMNA Ltd.'s evaluation of economic and market factors, as well as factors affecting individual companies, changes.

The Fund will invest in a well diversified portfolio of companies of any size that SIMNA Ltd. judges to be attractive compared to the overall market. The
Fund's portfolio may include large, well known companies, as well as smaller, less closely followed companies.

The Fund may employ a variety of strategies using derivatives, such as futures contracts and options, in order to gain exposure to particular securities or markets, in connection with hedging transactions, or otherwise to increase total return. The Fund may also invest in closed-end investment companies and in exchange-traded mutual funds (open-end investment companies whose shares may be bought or sold by investors in transactions on major stock exchanges).

The Fund normally invests at least 80% of its net assets (including the amount, if any, of borrowings by the Fund for investment purposes) in companies organized or with their principal places of business in North America. (If the
Fund uses derivatives transactions to gain exposure to North American equity markets, it will consider the amount of that exposure to be an investment in
North American companies for this purpose.) The Fund expects that it will normally invest some portion of its assets in securities of Canadian companies.

o PRINCIPAL RISKS.

     o It is possible to lose money on an investment in the Fund.

     o Equity securities. The values of equity securities in the portfolio may fall, or may not appreciate as anticipated by SIMNA Ltd., due to factors that adversely affect equities markets generally or particular companies in the portfolio.

     o Stock market volatility. The values of equity securities fluctuate in response to issuer, political, market, and economic developments. Equity prices can fluctuate dramatically over short time periods in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large capitalization stocks can react differently from small capitalization stocks, and "growth" stocks can react differently from "value" stocks.
     Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

     o Investment focus. Different types of investments tend to shift into and out of favor with investors depending on changes in market and economic conditions. Because the Fund invests principally in equity securities of
     U.S. companies, its performance may at times be worse than the performance of other mutual funds that invest more broadly.

                                      -2-

     o Management risk. There can be no assurance that SIMNA Ltd.'s use of the quantitative analysis described above will produce a portfolio that will achieve long-term capital growth or that SIMNA Ltd. will interpret or implement the results of any quantitative analysis in a manner that will result in long-term capital growth. In addition, to the extent that SIMNA
     Ltd. adjusts the Fund's portfolio to take advantage of short-term deviations from longer-term historical trends and cycles, there can be no assurance that such deviations will in fact occur or that the Fund's portfolio will be positioned optimally to take advantage of them.

     o Small companies. Small companies tend to be more vulnerable to adverse developments than larger companies. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. They may be recently organized, without proven records of success.
     Their securities may trade infrequently and in limited volumes. As a result, the prices of their securities may fluctuate more than prices of securities of larger, more widely traded companies, and the Fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers'
     earnings potential or assets.

     o Issuer-specific changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The values of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

     o Canadian investments and other non-U.S .investments. Investments in
     Canadian and other non-U.S. securities may entail risks not present in domestic investments including, among others, risks related to adverse political or economic developments, unfavorable changes in currency exchange rates, and unfavorable taxation.

     o Derivatives. The Fund is subject to the risks associated with investments in derivatives, including the risk that a derivative transaction may not work as intended due to unanticipated developments in market conditions or other causes, that the other party to the transaction will be unable to meet its obligations or that the Fund will be unable to close out the position at a particular time or at an acceptable price. It is possible that the Fund will incur a loss in connection with a derivative transaction because the price of the derivative or the security or index on which it is based does not move in the direction, or in the amounts, anticipated by
     SIMNA Ltd.

                                      -3-

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD
FUND SHARES.

SHAREHOLDER FEES (paid directly from your investment):

        Maximum Sales Load Imposed on Purchases                        None
        Maximum Deferred Sales Load                                    None
        Maximum Sales Load Imposed on Reinvested Dividends             None
        Redemption Fee                                                 None
        Exchange Fee                                                   None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):

Management Fees                             0.25%
Distribution (12b-1) Fees                   None
Other Expenses                              0.12%
Total Annual Fund Operating Expenses        0.37%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses for each year are the same as the Fund's Total
Annual Fund Operating Expenses shown above. Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

-------------------------------------------------------------------------
      1 Year            3 Years           5 Years           10 Years
-------------------------------------------------------------------------
       $38                $119              $208              $468
-------------------------------------------------------------------------

                                      -4-

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund may not achieve its objective in all circumstances. The following provides more detail about certain of the Fund's principal risks and the circumstances which could adversely affect the value of the Fund's shares or its investment return.

CERTAIN RISKS OF INVESTING IN THE FUND

o Derivative instruments. The Fund may buy or sell a variety of "derivative"
instruments, including, for example, options and futures contracts, in order to gain exposure to particular securities or markets, in connection with hedging transactions, and otherwise to increase its return. The Fund's use of derivative instruments involves the risk that such instruments may not work as intended due to unanticipated developments in market conditions or other causes. Derivatives often involve the risk that the other party to the transaction may not perform its obligations or that the Fund will be unable to close out its position at any particular time or at an acceptable price. When the Fund uses certain types of derivative instruments for investment purposes, it could lose more than the original cost of the investment and its potential loss could be unlimited. If the Fund were to invest in closed-end investment companies or exchange-traded mutual funds, as a shareholder in such an investment company the Fund would bear its ratable share of that investment company's expenses, including advisory and administrative fees, in addition to its own fees and expenses. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions when that would be beneficial.

o Non-U.S. investments. The Fund may invest in securities of Canadian companies and in companies located in other countries in North America other than the
United States. Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund's investments in certain foreign countries.
Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S.
issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments. Legal remedies available to investors in certain foreign countries may be more limited than those available to investors in the United States or in other foreign countries. Investments by the Fund in companies organized in North America that have substantial operations overseas may be subject to similar risks.

If the Fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution. Officials in foreign countries may from time to time take actions in respect of their currencies which could significantly affect the value of the Fund's assets denominated in those currencies or the liquidity of such investments. For example, a foreign government may unilaterally devalue its currency against other currencies, which would typically have the effect of reducing the U.S. dollar value of investments denominated in that currency. A foreign government may also limit the convertibility or repatriation of its currency or assets denominated in its currency, which would adversely affect the
U.S. dollar value and liquidity of investments denominated in that currency.

The Fund may, but is not required to, buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

In addition to securities traded principally in securities markets outside the
United States and securities denominated in foreign currencies, the Fund may invest in American Depository Receipts (ADRs). ADRs generally are U.S.
dollar-denominated receipts issued by domestic banks representing the deposit with the bank of securities of a foreign issuer, and are traded on exchanges or over-the-counter in the United States. Because an ADR represents an

                                      -5-

indirect investment in securities of a foreign issuer, investments in ADRs are subject to the risks associated with foreign securities generally, as described above.

Income and/or gains received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries.
Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. Tax treaties between certain countries and the United
States may reduce or eliminate such taxes. Any such taxes paid by the Fund will reduce its income available for distribution to shareholders. In addition, the
Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or character of the Fund's distributions.

OTHER INVESTMENT STRATEGIES AND TECHNIQUES

In addition to the principal investment strategies described in the Summary
Information section above, the Fund may at times, but is not required to, use the strategies and techniques described below, which involve certain special risks. This Prospectus does not attempt to disclose all of the various investment techniques and types of securities that SIMNA Ltd. might use in managing the Fund. As in any mutual fund, investors must rely on the professional investment judgment and skill of the Fund's adviser or sub-adviser.

     o Securities loans and repurchase agreements. The Fund may lend portfolio securities to broker-dealers, and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

     o Changes in investment objective and policies. The investment objective and policies of the Fund may be changed by the Board of Trustees without a vote of the shareholders. The investment policy of the Fund requiring it to invest at least 80% of its net assets, under normal circumstances, in companies organized or with their principal places of business in North America may be changed by the Trustees without shareholder approval after providing shareholders 60 days written notice as required by Securities and Exchange Commission rules.

     o Percentage investment limitations. Unless otherwise noted, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. An investment by the Fund would not be considered to violate these limitations unless an excess or deficiency were to occur or exist immediately after and as a result of an investment.

     o Portfolio turnover. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known as "portfolio turnover." SIMNA Ltd.
currently expects that the Fund's portfolio turnover rate for the current fiscal year will not exceed 120%. Portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Transactions in the Fund's portfolio securities may result in realization of taxable capital gains (including short-term gains, which are generally taxed to shareholders at ordinary income rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance. During periods when the Fund experiences high portfolio turnover rates, these effects are likely to be more pronounced. Consult your tax advisor regarding the tax effect of the Fund's portfolio turnover rate on your investment.

     o Temporary defensive strategies. At times, SIMNA Ltd. may judge that conditions in the securities markets make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, SIMNA Ltd. may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund would invest in high-quality fixed income securities, cash, or money market instruments to any extent SIMNA
Ltd. considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Fund will use these alternate strategies. One risk of taking such temporary defensive positions is that the Fund may not achieve its investment objective.

                                      -6-

     o Other investments. The Fund may also invest in other types of securities and utilize a variety of investment techniques and strategies that are not described in this Prospectus. These securities and techniques may subject the
Fund to additional risks. Please see the Statement of Additional Information for
additional information about the securities and investment techniques described in this Prospectus and about additional techniques and strategies that may be used by the Fund.

MANAGEMENT OF THE FUND

The Fund is governed by a Board of Trustees, which has retained Schroder
Investment Management North America Inc. ("Schroders") to manage the investments of the Fund. Subject to the control of the Trustees, Schroders also manages the
Fund's other affairs and business. Schroders has retained its affiliate, SIMNA
Ltd., to serve as sub-adviser responsible for day-to-day investment decisions for the Fund.

Schroders (itself and its predecessors) has been an investment manager since
1962, and currently serves as investment adviser to the Fund, other mutual funds, and a broad range of institutional investors. Schroders' and SIMNA
Ltd.'s ultimate parent, Schroders plc, and its affiliates currently engage in the asset management business, and as of June 30, 2004, had in the aggregate assets under management of approximately $181.1 billion.

     o INVESTMENT ADVISORY FEES. For the fiscal year ended April 30, 2004, the
Fund paid investment advisory fees to Schroders at the annual rate of 0.25% of the Fund's average daily net assets. As compensation for SIMNA Ltd.'s services as sub-adviser to the Fund, Schroders paid to SIMNA Ltd. twenty-five percent of the investment advisory fees Schroders receives from the Fund.

     o PORTFOLIO MANAGERS. All investment decisions for the Fund are made by a team of investment professionals at SIMNA Ltd.

Schroder Fund Advisors Inc. serves as the administrator to the Fund; it receives no compensation for its services as administrator. J.P. Morgan Investor Services
Co. serves as sub-administrator to the Fund and receives a fee from the Fund for its services.

HOW THE FUND'S SHARES ARE PRICED

The Fund calculates the net asset value of its shares by dividing the total value of its assets, less its liabilities, by the number of shares outstanding.
Shares are valued as of the close of trading on the New York Stock Exchange
(normally 4:00 p.m., Eastern Time) each day the Exchange is open. For purposes of determining net asset value, certain options and futures contracts held by the Fund may be valued as of a time that is up to 15 minutes after the close of trading on the New York Stock Exchange. The Fund expects that days, other than weekend days, when the Exchange will not be open are New Year's Day, Martin
Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund values its portfolio securities for which market quotations are readily available at market value. Securities and assets for which market values are not ascertainable are valued at their fair values, and short-term investments that will mature in 60 days or less are valued using amortized cost, a form of fair valuation, pursuant to procedures adopted by the Board of Trustees. All assets and liabilities of the Fund denominated in foreign currencies are translated into U.S. dollars based on the mid-market price of such currencies against the U.S. dollar at the time when last quoted. Because certain of the securities in which the Fund may invest may trade on days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares.

HOW TO BUY SHARES

The Fund sells shares through its distributor, Schroder Fund Advisors Inc., at their net asset value without any sales charges or loads, so that the full amount of your purchase payment is invested in the Fund.

You may purchase shares of the Fund by completing the Account Application included with this Prospectus, and sending payment by check or wire as described below. Acceptance of your order may be delayed pending receipt of

                                      -7-

additional documentation, such as copies of corporate resolutions and instruments of authority, from corporations, administrators, executors, personal representatives, directors, or custodians.

Shares of the Fund are sold at their net asset value next determined after the
Fund or its transfer agent, Boston Financial Data Services, Inc. ("BFDS"), receives your order. In order for you to receive the Fund's next determined net asset value, the Fund or BFDS must receive your order before the close of trading on the New York Stock Exchange. The Fund reserves the right to reject any order to purchase shares of the Fund.

The minimum investment for initial purchases of shares is $250,000; the minimum for subsequent purchases is $25,000. The Fund may, in its sole discretion, accept smaller initial or subsequent investments. The Fund does not issue share certificates.

The Fund may suspend the offering of its shares for any period of time. The Fund may also change any investment minimum from time to time.

Purchases by check. You may purchase shares of the Fund by mailing a check (in
U.S. dollars) payable to the Fund. Third-party checks will not be accepted. You should direct your check and your completed Account Application as follows:

REGULAR MAIL                        OVERNIGHT OR EXPRESS MAIL
Schroder Mutual Funds               Boston Financial Data Services, Inc.
P.O. Box 8507                       Attn: Schroder Mutual Funds
Braintree, MA 02266                 66 Brooks Drive
                                    Braintree, MA  02184

For initial purchases, your check must be accompanied by a completed Account
Application.

Purchases by bank wire. If you make your initial investment by wire, your order must be preceded by a completed Account Application. Upon receipt of the
Application, BFDS will assign you an account number. Wire orders received prior to the close of trading on the New York Stock Exchange (normally 4:00 p.m.,
Eastern Time) on each day the Exchange is open for trading will be processed at the net asset value next determined as of the end of that day. Wire orders received after that time will be processed at the net asset value next determined thereafter.

Please call BFDS at (800) 464-3108 to give notice that you will be sending funds by wire, and obtain a wire reference number. (From outside the United States, please call collect to (617) 483-5000 and ask to speak with a Schroder Mutual
Funds representative.) Instruct your bank to wire funds with the assigned reference number as follows:

          State Street Bank and Trust Company
          225 Franklin Street
          Boston, Massachusetts  02110
          ABA No.: 011000028
          Attn: Schroder Mutual Funds
          DDA No.: 9904-650-0
          FBO: Account Registration
          A/C: Mutual Fund Account Number
                   Schroder North American Equity Fund

Your purchase will not be processed until the wired funds have been received.

Purchases in-kind. Shares of the Fund may be purchased for cash or in exchange for securities, subject to the determination by Schroders that the securities are acceptable. (For purposes of determining whether securities will be acceptable, Schroders will consider, among other things, whether they are liquid securities of a type consistent with the investment objective and policies of the Fund and have a readily ascertainable value.) If the Fund receives securities from an investor in exchange for shares of the Fund, the Fund will under some circumstances have the same tax basis in the securities as the investor had prior to the exchange (and the Fund's gain for tax purposes would

                                      -8-

be calculated with regard to the investor's tax basis), and in such cases the
Fund's holding period in those securities would include the investor's holding period. Any gain on the sale of securities received in exchange for shares of the Fund would be subject to distribution as capital gain to all of the Fund's shareholders. (In some circumstances, receipt of securities from an investor in exchange for shares of the Fund may be a taxable transaction to the investor, in which case the Fund's tax basis in the securities would reflect the fair market value of the securities on the date of the exchange, and its holding period in the securities would begin on that date.) Securities accepted by Schroders will be valued in the same manner as are the Fund's portfolio securities as of the time of the next determination of the Fund's net asset value. All dividend, subscription, or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor. Investors may realize a gain or loss upon the exchange or federal income tax purposes.
Investors interested in purchases through exchange should telephone Schroders at
(800) 464-3108, their Schroders client representative, or other financial intermediary.

Other purchase information. Schroder Fund Advisors Inc., Schroders, or their affiliates may, at their own expense and out of their own assets, provide compensation to financial intermediaries in connection with sales of Fund shares or shareholder servicing. In some instances, this compensation may be made available only to certain intermediaries who have sold or are expected to sell significant amounts of shares of the Fund. If you purchase or sell shares through an intermediary, the intermediary may charge a separate fee for its services. Consult your intermediary for information.

If correspondence to the shareholder's address of record is returned, then, unless the Transfer Agent determines the shareholder's new address, dividends and other distributions that have been returned to the Transfer Agent will be reinvested in the applicable Fund(s), and the checks will be canceled.

HOW TO SELL SHARES

Timing. You may sell your shares back to the Fund on any day the New York Stock
Exchange is open by sending a letter of instruction or stock power form to
Schroder Mutual Funds, or by calling BFDS at (800) 464-3108. (From outside the
United States, please call collect to (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds.) The price you will receive is the net asset value next determined after receipt of your redemption request in good order. A redemption request is in good order if it includes the exact name in which the shares are registered, the investor's account number, and the number of shares or the dollar amount of shares to be redeemed, and, for written requests, if it is signed in accordance with the account registration.
Signatures must be guaranteed by a bank, broker-dealer, or certain other financial institutions. Acceptable guaranties are in the form of the Stamp 2000
Medallion Guarantee. You may redeem your shares by telephone only if you elected the telephone redemption privilege option on your Account Application or otherwise in writing. Additional documentation may be required from shareholders that are corporations, partnerships, agents, fiduciaries, surviving joint owners, those acting through powers of attorney, or similar delegation.

You will be paid for your redemptions as promptly as possible and in any event within seven days after the request for redemption is received in good order.
Payment for shares is generally sent on the business day after a request is received. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for more than seven days, as permitted by law. If you paid for your shares by check, you will not be sent redemption proceeds until the check you used to pay for the shares has cleared, which may take up to 15 calendar days from the purchase date.

The Fund may redeem shares in whole or in part by a distribution in-kind of portfolio securities in lieu of cash. The Fund will, however, redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. Securities distributed in-kind by the Fund may, but will not necessarily, include a pro rata portion of all of the Fund's portfolio holdings at the time or a smaller number of stocks selected by Schroders as generally representative of the portfolio. You should expect to incur brokerage expenses and other transaction costs in the sale of any securities you receive from the Fund through a distribution in-kind. In addition, the price of those securities may change between the time when you receive the securities and the time when you are able to dispose of them.

                                      -9-

Involuntary Redemptions. If, because of your redemptions, your account balance for any of these Funds falls below a minimum amount set by the Trustees
(presently $2,000), the Fund may choose to redeem your shares and pay you for them. You will receive at least 30 days written notice before the Fund redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The Fund may also redeem shares if you own shares of the Fund above a maximum amount set by the Trustees. There is currently no maximum, but the
Trustees may establish one at any time, which could apply to both present and future shareholders.

Suspension. The Fund may suspend the right of redemption during any period when:
(1) trading on the New York Stock Exchange is restricted or the Exchange is closed; (2) the Securities and Exchange Commission ("SEC") has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC)
exists making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

General. If you request that your redemption proceeds be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required.
For more details, please contact the Transfer Agent at (800) 464-3108, your
Schroders client representative or your financial intermediary. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents which support their authority to effect a redemption. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that telephone instructions are genuine. The Transfer Agent and the Fund generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests, but the applicable party or parties may be liable if they do not follow these procedures.

Exchange. Shares may not currently be exchanged for shares of other mutual funds.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes any net investment income and any net realized capital gain at least annually. Distributions from net capital gain are made after applying any available capital loss carryovers.

YOU CAN CHOOSE FROM THREE DISTRIBUTION OPTIONS:

     o   Reinvest all distributions in additional shares of the Fund;

     o   Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares of the
         Fund; or

     o   Receive all distributions in cash.

You can change your distribution option by notifying the Transfer Agent in writing. If you do not select an option when you open your account, all distributions by the Fund will be reinvested in shares of that Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.

TAXES

U. S. SHAREHOLDERS. For federal income tax purposes, distributions of investment income in the hands of taxable U.S. investors are generally taxable as ordinary income, and taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before you invested (which income or gains were thus included in the price you paid for your shares).
Distributions of gains from investments that the Fund owned for more than 12 months and that are properly designated by the Fund as capital gain dividends
("Capital Gain Dividends") will be taxable as long-term capital gains.
Distributions of gains

                                      -10-

from investments that the Fund owned for 12 months or less will be taxable as ordinary income. Distributions are taxable whether you received them in cash or reinvested them in additional shares of the Fund.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Any gain resulting from a redemption, sale, or exchange (including an exchange for shares of another Fund) of your shares in the Fund will also generally be subject to federal income tax at either short-term or long-term capital gain rates depending on how long you have owned your shares.

Long-term capital gain rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10%
and 15% rate brackets - for taxable years beginning on or before December 31,
2008.

NON-U.S. SHAREHOLDERS. U.S. federal tax law generally requires that a 30% tax be withheld from dividends other than Capital Gain Dividends paid on Fund shares beneficially held by non-U.S. shareholders. This withholding tax may, in some cases, be reduced or eliminated by an applicable tax treaty. In particular, the
U.S.-U.K. tax treaty currently in effect provides for an exemption from the U.S.
withholding tax imposed on dividends paid by the Fund to shareholders that are
U.K. resident pension schemes and that otherwise qualify for treaty benefits.
Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax.

CONSULT YOUR TAX ADVISOR ABOUT OTHER POSSIBLE TAX CONSEQUENCES. This is a
summary of certain U. S. federal income tax consequences of investing in the
Fund. You should consult your tax advisor for more information on your own tax situation, including possible other federal, state, local, and foreign tax consequences of investing in the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights below are intended to help you understand the financial performance of the Fund in its first fiscal year. Certain information reflects financial results for a single Fund share. The total returns represent the total return for an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accountants to the Fund. The audited financial statements for the Fund and the related independent registered public accountants' report are contained in the Fund's Annual Report and are incorporated by reference into the Fund's Statement of Additional Information.
Copies of the Annual Report may be obtained without charge by writing the Trust at P.O. Box 8507, Boston, Massachusetts 02266 (regular mail) or at 66 Brooks
Drive, Braintree, Massachusetts 02184 (overnight or express mail), or by calling
(800) 464-3108.

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHT THE PERIOD ENDED APRIL 30, 2004*

NET ASSET VALUE, BEGINNING OF PERIOD                                    $10.00
                                                                        ------
INVESTMENT OPERATIONS:
Net Investment Income                                                     0.09
Net Realized and Unrealized Gain on Investments                           0.86
                                                                        ------
     Total from Investment Operations                                     0.95
                                                                        ------

DISTRIBUTIONS FROM:
Net Investment Income                                                    (0.04)
Net Realized Gain on Investments                                         (0.03)
                                                                        ------
     Total Distributions                                                 (0.07)
                                                                        ------
     Net Asset Value, End of Period                                     $10.88
                                                                        ======
     Total Return (a)                                                     9.56%
                                                                        ======

RATIOS AND SUPPLEMENTAL DATA
Net Asset at End of Period (000's)                                     $890,929
Ratio of Expenses to Average Net Assets:(b)                               0.37%
Net investment income (loss) to Average Net Assets(b)                     1.29%
Portfolio Turnover Rate(c)                                                  54%

-------------------
(a)  Total return calculation is not annualized.
(b)  Annualized.
(c)  Not annualized.

* Fund commenced operations on September 17, 2003.

USA PATRIOT ACT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account directly with a Fund, you will be asked your name, address, date of birth, and other information that will allow you to be identified. You may also be asked for other identifying documentation.
If the Fund is unable to verify the information shortly after your account is opened, your account may be closed and your shares redeemed at their net asset value at the time of redemption.

                                      -11-

                               INVESTMENT ADVISER
                Schroder Investment Management North America Inc.
                                875 Third Avenue
                            New York, New York 10022

                             INVESTMENT SUB-ADVISER
              Schroder Investment Management North America Limited
                                31 Gresham Street
                                 London EC2V 7QA

                          DISTRIBUTOR AND ADMINISTRATOR
                           Schroder Fund Advisors Inc.
                                875 Third Avenue
                            New York, New York 10022

                                SUB-ADMINISTRATOR
                        J.P. Morgan Investor Services Co.
                                73 Tremont Street
                           Boston, Massachusetts 02108

                                    CUSTODIAN
                               JPMorgan Chase Bank
                                 270 Park Avenue
                            New York, New York 10017

                     TRANSFER AND DIVIDEND DISBURSING AGENT
                      Boston Financial Data Services, Inc.
                               Two Heritage Drive
                        North Quincy, Massachusetts 02171

                                     COUNSEL
                                Ropes & Gray LLP
                             One International Place
                           Boston, Massachusetts 02110

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP
                               Two Commerce Square
                                   Suite 1700
                               2001 Market Street
                        Philadelphia, Pennsylvania 19103

                                      -12-

SCHRODER GLOBAL SERIES TRUST
Schroder North American Equity Fund

Schroder North American Equity Fund has a statement of additional information
(SAI) and annual and semi-annual reports to shareholders which include additional information about the Fund. The SAI and the financial statements included in the Fund's most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Fund's annual report discusses the market conditions and investment strategies that significantly affected the
Fund's performance during its last fiscal year. You may get free copies of these materials, request other information about the Fund, or make shareholder inquiries by calling (800) 464-3108. From outside the United States, please call collect to (617) 483-5000 and ask to speak with a representative of the Schroder
Mutual Funds.

You may review and copy information about the Fund, including its SAI, at the
Securities and Exchange Commission's public reference room in Washington, D.C.
You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about the Fund on the Commission's Internet site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request to the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C.
20549-0102. You may need to refer to the Fund's file number under the Investment
Company Act, which is 811-21364.

SCHRODER GLOBAL SERIES TRUST
Schroder North American Equity Fund
875 Third Avenue
New York, New York 10022
(800) 464-3108

File No. 811-21364

                                      -13-

                       SCHRODER NORTH AMERICAN EQUITY FUND

                                    FORM N-1A
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                SEPTEMBER 1, 2004

This Statement of Additional Information ("SAI") is not a prospectus and is only authorized for distribution when accompanied or preceded by a Prospectus for the
Fund, as amended or supplemented from time to time. This SAI contains information which may be useful to investors but which is not included in the
Prospectus of the Fund dated September 1, 2004, as amended or supplemented from time to time. Investors may obtain free copies of the Prospectus by calling the
Fund at (800) 464-3108. From outside the United States, please call collect to
(617) 483-5000 and ask to speak with a Schroder Mutual Funds representative. The
Fund is a series of Schroder Global Series Trust.

Certain disclosure has been incorporated by reference into this SAI from the
Fund's most recent annual report. For a free copy of the annual report, please call (800) 464-3108.

                       SCHRODER NORTH AMERICAN EQUITY FUND

                       STATEMENT OF ADDITIONAL INFORMATION

TRUST HISTORY

Schroder Global Series Trust (the "Trust") is a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts on May 27, 2003.
The Trust's Amended and Restated Agreement and Declaration of Trust (the
"Declaration of Trust"), which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. Schroder North
American Equity Fund (the "Fund") is the only series of shares currently comprising the Trust. Schroder Investment Management North America Inc.
("Schroders") serves as investment adviser to the Fund. Schroder Investment
Management North America Limited ("SIMNA Ltd."), an affiliate of Schroders, serves as sub-adviser to the Fund responsible for day-to-day portfolio management.

FUND CLASSIFICATION

The Fund is a diversified, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company
Act"). This means that with respect to 75% of the Fund's total assets, the Fund may not invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of that issuer (this limitation does not apply to investments in U.S. Government securities or securities of other investment companies). The Fund is not subject to this limitation with respect to the remaining 25% of its total assets.

CAPITALIZATION AND SHARE CLASSES

The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares. The Fund may suspend the sale of shares at any time.

Shares entitle their holders to one vote per share, with fractional shares voting proportionally. Shares have noncumulative voting rights. Although the
Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust. Shares have no preemptive or subscription rights, and are transferable. Shares are entitled to dividends as declared by the Trustees, and if the Fund were liquidated, shareholders of the
Fund would receive the net assets of the Fund.

ADDITIONAL INFORMATION CONCERNING CERTAIN DERIVATIVE INSTRUMENTS

Derivative instruments are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security, index or currency. The Fund may engage in a variety of transactions involving the use of derivative instruments, including options and futures contracts on securities and securities indices, options on futures contracts, and short sales. These transactions may be used by the Fund for hedging purposes or, to the extent permitted by applicable law, to increase its current return. The Fund may also engage in derivative transactions involving foreign currencies. See "Foreign
Currency Transactions."

                                      B-1

                                     OPTIONS

The Fund may purchase and sell covered put and call options on its portfolio securities to enhance investment performance and to protect against changes in market prices.

COVERED CALL OPTIONS. The Fund may write covered call options on its portfolio securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

In return for the premium received when it writes a covered call option, the
Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of the sale (exercise price minus commissions) plus the amount of the premium.

The Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. The Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

COVERED PUT OPTIONS. The Fund may write put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

The Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

PURCHASING PUT AND CALL OPTIONS. The Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in

                                      B-2

its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

The Fund may also purchase put and call options to enhance its current return.
The Fund may also buy and sell combinations of put and call options on the same underlying security to earn additional income.

OPTIONS ON FOREIGN SECURITIES. The Fund may purchase and sell options on foreign securities if in Schroders' opinion the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund's investment objectives. It is expected that risks related to such options will not differ materially from risks related to options on U.S.
securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

RISKS INVOLVED IN THE SALE OF OPTIONS. Options transactions involve certain risks, including the risks that Schroders will not forecast interest rate or market movements correctly, that the Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of Schroders to forecast market and interest rate movements correctly.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will enter into an option position only if Schroders believes that a liquid secondary market exists, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, the Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when Schroders believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Fund and other clients of Schroders may be considered such a group. These position limits may restrict the Fund's ability to purchase or sell options on particular securities.

The Fund may purchase and sell options in the over-the-counter markets. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out over-the-counter options than exchange-traded options.
Options in the over-the-counter market may also involve the risk that securities dealers participating in

                                      B-3

such transactions would be unable to meet their obligations to the Fund.
Furthermore, over-the-counter options are not subject to the protection afforded purchasers of exchange-traded options by The Options Clearing Corporation.

Government regulations, particularly the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended
(the "Code"), may also restrict the Fund's use of options.

                                FUTURES CONTRACTS

The Fund may buy and sell futures contracts, options on futures contracts, and related instruments in order to hedge against the effects of adverse market changes or to increase current return. All such futures and related options will, as may be required by applicable law, be traded on recognized exchanges.
Depending upon the change in the value of the underlying security or index when the Fund enters into or terminates a futures contract, the Fund may realize a gain or loss.

The Fund will not enter into a futures contract or option on a futures contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by the Fund for open option positions, less the amount by which any such options are "in the money," would exceed 5% of the
Fund's net assets (or such other limit permitted by applicable regulatory authority).

FUTURES ON SECURITIES AND RELATED OPTIONS. A futures contract on a security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. By purchasing futures on securities -- assuming a "long" position -- the Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures on securities -- assuming a "short" position --
it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on securities will be valued at the most recent settlement price, unless that price does not, in the judgment of persons acting at the direction of the Trustees as to the valuation of the Fund's assets, reflect the fair value of the contract, in which case the positions will be fair valued by the Trustees or such persons.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions that may result in a profit or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that the Fund's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

Hedging by use of futures on securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. The Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of securities held by the
Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may substantially be offset by appreciation in the value of the futures position.

                                      B-4

On other occasions, the Fund may take a "long" position by purchasing futures on securities. This would be done, for example, when the Fund expects to purchase particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

Successful use by the Fund of futures contracts on securities is subject to
Schroders' ability to predict correctly movements in the direction of the security's price and factors affecting markets for securities. For example, if the Fund has hedged against the possibility of market decline which would adversely affect the market prices of securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

The Fund may purchase and write put and call options on certain futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an option of the same series.
There is no guarantee that such closing transactions can be effected. The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers'
requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchase of call or put options on a futures contract would result in a loss to the Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

INDEX FUTURES CONTRACTS AND OPTIONS. The Fund may invest in securities index futures contracts, and in related options. An index futures contract is a contract to buy or sell units of a specified securities index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index.

Depending on the change in the value of the index between the time when the Fund enters into and terminates an index futures transaction, the Fund may realize a gain or loss. The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York
Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract

                                      B-5

price and the actual level of the stock index at the expiration of the contract.
For example, if the Fund enters into a futures contract to buy 100 units of the
S&P 100 Index at a specified future date at a contract price of $180 and the S&P
100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P
100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

The Fund may purchase or sell futures contracts with respect to any securities indices. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

In order to hedge the Fund's investments successfully using futures contracts and related options, the Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will, in Schroder's judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities.

Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing and selling call and put options on index futures contracts, the Fund may purchase and sell call and put options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount". This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier".

The Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. The
Fund may also allow such options to expire unexercised.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

The Fund may also purchase warrants, issued by banks and other financial institutions, whose values are based on the values from time to time of one or more securities indices.

                                      B-6

MARGIN PAYMENTS. When the Fund purchases or sells a futures contract, it is required to deposit with its custodian or with a futures commission merchant an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as
"initial margin". The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when the Fund sells a futures contract and the price of the underlying security rises above the delivery price, the Fund's position declines in value.
The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

When the Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the
Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

     SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

LIQUIDITY RISKS. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures.
Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although the Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that the Fund would have to exercise the options in order to realize any profit.

HEDGING RISKS. There are several risks in connection with the use by the Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities

                                      B-7

or index or in the prices of the Fund's securities which are the subject of a hedge. Schroders will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indices the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund's portfolio securities sought to be hedged.

Successful use of futures contracts and options by the Fund for hedging purposes is also subject to Schroders' ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the
Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by Schroders may still not result in a successful hedging transaction over a very short time period.

LACK OF AVAILABILITY. Because the markets for certain options and futures contracts and other derivative instruments in which the Fund may invest are relatively new and still developing and may be subject to regulatory restraints, the Fund's ability to engage in transactions using such instruments may be limited. Suitable derivative transactions may not be available in all circumstances and there is no assurance that the Fund will engage in such transactions at any time or from time to time. The Fund's ability to engage in hedging transactions may also be limited by certain regulatory and tax considerations.

OTHER RISKS. The Fund will incur brokerage fees in connection with its futures and options transactions. In addition, while futures contracts and options on futures may be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.
Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

In addition to the principal investment strategies and the principal risks of the Fund described in the Prospectus and this SAI, the Fund may employ other investment practices and may be subject to additional risks, which are described below.

                              REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements without limit. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and

                                      B-8

price (representing the Fund's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the
Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition, and only with respect to obligations of the U.S. Government or its agencies or instrumentalities or other high quality short-term debt obligations. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. Schroders will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

                       LOANS OF FUND PORTFOLIO SECURITIES

The Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of the Fund's portfolio securities loaned will not at any time exceed one-third of the total assets of the Fund. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before the Fund enters into a loan, Schroders considers all relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment.

                               FOREIGN SECURITIES

The Fund may invest in securities principally traded in foreign markets.
Investments in foreign securities may involve risks and considerations different from or in addition to investments in domestic securities. There may be less information publicly available about a foreign company than about a U.S.
company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the
United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments. Also, because foreign securities are normally denominated and traded in foreign currencies, the values of the Fund's assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversion between currencies.

In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, adoption of foreign governmental

                                      B-9

restrictions affecting the payment of principal and interest, imposition of withholding or confiscatory taxes, political or financial instability, and adverse political, diplomatic or economic developments which could affect the values of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries and it may be more difficult to obtain and enforce a judgment against a foreign issuer. Also, the laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.

Income received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known, and tax laws and their interpretations may change from time to time and may change without advance notice. Any such taxes paid by the Fund will reduce its net income available for distribution to shareholders.

                          FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. The Fund may engage in both "transaction hedging" and
"position hedging".

When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of that Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the Fund will attempt to protect against a possible loss resulting from an adverse change in the relationship between the
U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes, the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the
Fund the right to purchase a currency at the exercise price until the expiration of the option. The Fund will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in Schroders'
opinion, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Fund are denominated or are quoted in their principal trading markets or an increase in the value of currency for

                                      B-10

securities which the Fund expects to purchase. In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of the Fund's portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of the Fund if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

To offset some of the costs to the Fund of hedging against fluctuations in currency exchange rates, the Fund may write covered call options on those currencies.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell.
They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency. Also, suitable foreign currency hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will utilize hedging transactions at any time or from time to time.

The Fund may also seek to increase its current return by purchasing and selling foreign currency on a spot basis, and by purchasing and selling options on foreign currencies and on foreign currency futures contracts, and by purchasing and selling foreign currency forward contracts.

CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders
(usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC"), such as the New
York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month.

                                      B-11

Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although the Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

FOREIGN CURRENCY OPTIONS. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have been listed on several exchanges.
Such options will be purchased or written only when Schroders believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions
(less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference
(the "spread") between prices at which they buy and sell various currencies.
Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

                                      B-12

                         TEMPORARY DEFENSIVE STRATEGIES

As described in the Prospectus, Schroders may at times judge that conditions in the securities markets make pursuing the Fund's basic investment strategies inconsistent with the best interests of its shareholders and may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the
Fund would invest in high-quality debt securities, cash, or money market instruments to any extent Schroders considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Fund will use these alternate strategies. One risk of taking such temporary defensive positions is that the Fund may not achieve its investment objective.

INVESTMENT RESTRICTIONS

The Trust has adopted the following fundamental and non-fundamental investment restrictions for the Fund. The Fund's fundamental investment restrictions may not be changed without the affirmative vote of a "majority of the outstanding voting securities" of the Fund, which is defined in the Investment Company Act to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Any other investment policies described in the Prospectus and this
SAI may be changed by the Trustees without shareholder approval.

The Fund will not:

FUNDAMENTAL POLICIES:

1.       As to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to securities issued or guaranteed as to principal or interest by the U.S.
         Government or its agencies or instrumentalities or to securities of other investment companies.

2.       As to 75% of its total assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer;
         provided that this limitation does not apply to securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or to securities of other investment companies.

3.       Invest 25% or more of the value of its total assets in any one industry.

4.       Borrow money, except to the extent permitted by applicable law from time to time.

         Note: The Investment Company Act currently prohibits a mutual fund from borrowing money unless, generally, the ratio that the total assets of the fund, including any amounts borrowed (less the fund's liabilities other than the amount of any borrowings), bears to the amounts borrowed is at least 300%.

5.       Purchase or sell real estate (provided that the Fund may invest in securities issued by companies that invest in real estate or interests therein).

                                      B-13

6.       Make loans to other persons (provided that for purposes of this restriction, entering into repurchase agreements, lending portfolio securities, acquiring corporate debt securities and investing in U.S.
         Government obligations, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan).

7.       Invest in commodities or commodity contracts, except that it may purchase or sell financial futures contracts and options and other financial instruments.

8.       Underwrite securities issued by other persons (except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under U.S. securities laws).

9.       Issue any class of securities which is senior to the Fund's shares of beneficial interest, except to the extent the Fund is permitted to borrow money or otherwise to the extent consistent with applicable law from time to time.

         Note: The Investment Company Act currently prohibits a mutual fund from issuing any senior securities, except to the extent it is permitted to borrow money (see Note following restriction 4 above).

NON-FUNDAMENTAL POLICY:

1.       The Fund will not invest more than 15% of its net assets in securities which are not readily marketable, including securities restricted as to resale determined by the Fund's investment adviser to be illiquid.
         Certain securities that are restricted as to resale may nonetheless be resold by the Fund in accordance with rule 144A under the Securities
         Act of 1933 as amended. Such securities may be determined by the Fund's investment adviser to be liquid for purposes of compliance with the limitation on the Fund's investment in illiquid securities.

All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment; except that, if the
Fund is required by law to maintain the 300% asset coverage ratio described above in the Note following restriction 4, and the Fund for any reason ceases to maintain that asset coverage, it will take steps promptly to restore that asset coverage ratio.

MANAGEMENT OF THE TRUST

The Trustees of the Trust are responsible for the general oversight of the
Trust's business. Subject to such policies as the Trustees may determine,
Schroders provides investment advisory services to the Fund and, subject to the control of the Trustees, also manages the Fund's other affairs and business.
Subject to oversight of the Trustees and the direction and control of Schroders,
SIMNA Ltd. serves as sub-adviser to the Fund and, in this capacity, furnishes a continuing investment program for the Fund and makes day-to-day investment decisions on its behalf.

The names, addresses and ages of the Trustees and executive officers of the
Trust, together with information as to their principal business occupations during the past five years, are set forth in the following tables. Unless otherwise indicated, each Trustee and executive officer shall hold the indicated
positions until his or her resignation or removal.

                                      B-14

                             DISINTERESTED TRUSTEES

The following table sets forth certain information concerning Trustees who are not "interested persons" (as defined in the Investment Company Act) of the Trust
(each, a "Disinterested Trustee").

-----------------------------------------------------------------------------------------------------------------------
                                                                                 NUMBER OF
                                             TERM OF                            PORTFOLIOS IN
                             POSITION(S)   OFFICE AND        PRINCIPAL         FUND COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH     LENGTH OF      OCCUPATION(S)        OVERSEEN BY      OTHER DIRECTORSHIPS
   DISINTERESTED TRUSTEE        TRUST      TIME SERVED     DURING PAST 5 YEARS    TRUSTEE          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------

John I. Howell, 87           Trustee      Indefinite     Trustee and Lead            8          American Life
875 Third Avenue, 22nd Fl.                Since July     Disinterested                          Insurance Co. of New
New York, NY 10022                        2003           Trustee of the                         York; United States
                                                         Trust, Schroder                        Life Insurance Co. of
                                                         Capital Funds                          the City of New York;
                                                         (Delaware) and                         First SunAmerica Life
                                                         Schroder Series                        Insurance Co.
                                                         Trust; Private
                                                         Consultant,
                                                         Indian Rock
                                                         Corporation
                                                         (individual
                                                         accounting)

-----------------------------------------------------------------------------------------------------------------------

Peter S. Knight, 53          Trustee      Indefinite     Trustee of the              8          Schroder Japan
875 Third Avenue, 22nd Fl.                Since July     Trust, Schroder                        Long/Short Fund;
New York, NY 10022                        2003           Capital Funds                          Medicis
                                                         (Delaware) and
                                                         Schroder Series
                                                         Trust; Director,
                                                         Schroder Astra
                                                         Fund, Ltd.;
                                                         Director,
                                                         Schroder Credit
                                                         Renaissance Fund,
                                                         LP; Director,
                                                         Schroder
                                                         Alternative
                                                         Investment Fund;
                                                         Director,
                                                         Schroder
                                                         Alternative
                                                         Strategies Fund;
                                                         Director,
                                                         Schroder Emerging
                                                         Markets Debt
                                                         Opportunity Fund;
                                                         President,
                                                         Generation
                                                         Investment
                                                         Management US;
                                                         Formerly:
                                                         Managing
                                                         Director, MetWest
                                                         Financial
                                                         (financial
                                                         services);
                                                         President, Sage
                                                         Venture Partners
                                                         (investing); and
                                                         Partner, Wunder,
                                                         Knight, Forscey &
                                                         DeVierno (law
                                                         firm)

-----------------------------------------------------------------------------------------------------------------------

Clarence F. Michalis, 82     Trustee      Indefinite     Trustee of the              8                   None
875 Third Avenue, 22nd Fl.                Since July     Trust, Schroder
New York, NY 10022                        2003           Capital Funds
                                                         (Delaware) and
                                                         Schroder Series
                                                         Trust; Chairman
                                                         of the Board of
                                                         Directors, Josiah
                                                         Macy, Jr.,
                                                         Foundation

-----------------------------------------------------------------------------------------------------------------------

                                      B-15

-----------------------------------------------------------------------------------------------------------------------

James D. Vaughn, 59          Trustee      Indefinite     Trustee and                 8                   None
875 Third Avenue, 22nd Fl.                Since 2003     Chairman of the
New York, NY 10022                                       Audit Committee
                                                         of the Trust,
                                                         Schroder Capital
                                                         Funds (Delaware)
                                                         and Schroder
                                                         Series Trust;
                                                         Managing Partner
                                                         (retired),
                                                         Deloitte & Touche
                                                         USA, LLP-Denver.
-----------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEE

The following table sets forth certain information concerning a Trustee who is an "interested person" (as defined in the Investment Company Act) of the Trust
(an "Interested Trustee").

-----------------------------------------------------------------------------------------------------------------------
                                                                                 NUMBER OF
                              TERM OF                                          PORTFOLIOS IN
                            POSITION(S)    OFFICE AND        PRINCIPAL         FUND COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF       OCCUPATION(S)        OVERSEEN BY      OTHER DIRECTORSHIPS
    INTERESTED TRUSTEE         TRUST      TIME SERVED   DURING PAST 5 YEARS       TRUSTEE          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------

Catherine A. Mazza, 43*     Trustee       Indefinite    Trustee, President           7                   None
875 Third Avenue, 22nd Fl.                Since May     and Chief
New York, NY 10022                        2003          Executive Officer
                                                        of the Trust;
                                                        President and
                                                        Chief Executive
                                                        Officer,  Schroder
                                                        Capital Funds
                                                        (Delaware) and
                                                        Schroder Series
                                                        Trust; Senior Vice
                                                        President,
                                                        Schroder
                                                        Investment
                                                        Management North
                                                        America Inc.;
                                                        President and
                                                        Director, Schroder
                                                        Fund Advisors, Inc.

-----------------------------------------------------------------------------------------------------------------------

* Ms. Mazza is an Interested Trustee due to her status as an officer and employee of Schroder Investment Management North America Inc. and its
affiliates.

                                    OFFICERS

The following table sets forth certain information concerning the Trust's officers. The officers of the Trust are employees of organizations that provide services to the Fund.

                                      B-16

-----------------------------------------------------------------------------------------------------------------------
   NAME, AGE AND ADDRESS     POSITION(S) HELD WITH          TERM OF OFFICE               PRINCIPAL OCCUPATION(S)
        OF OFFICER                   TRUST            AND LENGTH OF TIME SERVED            DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------

Mark A. Hemenetz, 47         President and Chief     Indefinite                    Director and Executive Vice
875 Third Avenue, 22nd Fl.   Executive Officer       Since May 2003                President, Schroder Investment
New York, NY 1002                                                                  Management North America, Inc.;
                                                                                   Chairman and Director, Schroder
                                                                                   Fund Advisors Inc.; and Executive
                                                                                   Vice President and Director of
                                                                                   Investment Management, Bank of New
                                                                                   York.

-----------------------------------------------------------------------------------------------------------------------

Alan M. Mandel, 46           Treasurer and           Indefinite                    First Vice President, Schroder
875 Third Avenue, 22ndFl.    Principal Financial     Since May 2003                Investment Management North
New York, NY 10022           and Accounting Officer                                America Inc.; Senior Vice
                                                                                   President, Treasurer and Director,
                                                                                   Schroder Fund Advisors Inc.;
                                                                                   Treasurer and Chief Financial
                                                                                   Officer, Schroder Capital Funds
                                                                                   (Delaware) and Schroder Series
                                                                                   Trust.

-----------------------------------------------------------------------------------------------------------------------

Barbara Brooke Manning, 57   Vice President          Indefinite                    Senior Vice President, Director
875 Third Avenue, 22nd Fl.                           Since July 2003               and Chief Compliance Officer,
New York, NY  10022                                                                Schroder Investment Management
                                                                                   North America Inc. and Schroder
                                                                                   Fund Advisors Inc.; Vice
                                                                                   President, Schroder Capital Funds
                                                                                   (Delaware) and Schroder Series
                                                                                   Trust.

-----------------------------------------------------------------------------------------------------------------------

Carin F. Muhlbaum, 42        Vice President and      Indefinite                    Senior Vice President and General
875 Third Avenue, 22nd Fl.   Clerk                   Since May 2003                Counsel, Schroder Investment
New York, NY 10022                                                                 Management North America Inc.;
                                                                                   First Vice President, Secretary
                                                                                   and General Counsel, Schroder Fund
                                                                                   Advisors Inc.; Vice President and
                                                                                   Secretary/Clerk, Schroder Capital
                                                                                   Funds (Delaware) and Schroder
                                                                                   Series Trust.

-----------------------------------------------------------------------------------------------------------------------

Nicholas J. Rossi, 41        Assistant Vice          Indefinite                    Vice President and Assistant
875 Third Avenue, 22nd Fl.   President and           Since July 2003               Secretary, Schroder Investment
New York, NY 10022           Assistant Clerk                                       Management North America Inc.;
                                                                                   Vice President, Schroder Fund
                                                                                   Advisors Inc.; Assistant Vice
                                                                                   President and Assistant
                                                                                   Secretary/Clerk, Schroder Capital
                                                                                   Funds (Delaware) and Schroder
                                                                                   Series Trust.

-----------------------------------------------------------------------------------------------------------------------

                              CERTAIN AFFILIATIONS

The following table lists the positions held by the Trust's officers and any
Interested Trustees with affiliated persons or principal underwriters of the
Trust:

-------------------------------------------------------------------------------------------------------------
                                                                        POSITIONS HELD WITH
                                                                       AFFILIATED PERSONS OR
                                                                       PRINCIPAL UNDERWRITERS
                         NAME                                               OF THE TRUST
-------------------------------------------------------------------------------------------------------------

Catherine A. Mazza                                      Trustee of the Trust; Senior Vice President,
                                                        Schroder Investment Management North America Inc.;
                                                        President and Director, Schroder Fund Advisors, Inc.

-------------------------------------------------------------------------------------------------------------

                                      B-17

-------------------------------------------------------------------------------------------------------------

Mark A. Hemenetz                                        President and Chief Executive Officer of the Trust;
                                                        Director and Executive Vice President, Schroder
                                                        Investment Management North America, Inc.; Chairman
                                                        and Director, Schroder Fund Advisors, Inc.
-------------------------------------------------------------------------------------------------------------

Alan M. Mandel                                          Treasurer and Principal Financial and Accounting
                                                        Officer of the Trust; First Vice President,
                                                        Schroder Investment Management North America Inc.;
                                                        Senior Vice President, Treasurer and Director,
                                                        Schroder Fund Advisors Inc.; Treasurer and Chief
                                                        Financial Officer, Schroder Capital Funds
                                                        (Delaware) and Schroder Series Trust.

-------------------------------------------------------------------------------------------------------------

Barbara Brooke Manning                                  Vice President of the Trust; Senior Vice President,
                                                        Director and Chief Compliance Officer, Schroder
                                                        Investment Management North America Inc. and
                                                        Schroder Fund Advisors Inc.; Vice President,
                                                        Schroder Capital Funds (Delaware) and Schroder
                                                        Series Trust.

-------------------------------------------------------------------------------------------------------------

Carin F. Muhlbaum                                       Vice President and Clerk  of the Trust; Senior Vice
                                                        President and General Counsel, Schroder Investment
                                                        Management North America Inc.; First Vice
                                                        President, Secretary and General Counsel, Schroder
                                                        Fund Advisors Inc.; Vice President and
                                                        Secretary/Clerk, Schroder Capital Funds (Delaware)
                                                        and Schroder Series Trust.

-------------------------------------------------------------------------------------------------------------

Nicholas J. Rossi                                       Assistant Vice President and Assistant Clerk of the
                                                        Trust; Vice President and Assistant Secretary,
                                                        Schroder Investment Management North America Inc.;
                                                        Vice President, Schroder Fund Advisors Inc.;
                                                        Assistant Vice President and Assistant
                                                        Secretary/Clerk, Schroder Capital Funds (Delaware)
                                                        and Schroder Series Trust.

-------------------------------------------------------------------------------------------------------------

                      COMMITTEES OF THE BOARD OF TRUSTEES

Audit Committee. The Board of Trustees has an Audit Committee composed of all of the Disinterested Trustees (Messrs. Howell, Knight, Michalis and Vaughn). The
Audit Committee provides oversight with respect to the internal and external accounting and auditing procedures of the Fund and, among other things, considers the selection of independent public accountants for the Fund and the scope of the audit, approves all audit and permitted non-audit services proposed to be performed by those accountants on behalf of the Fund, and considers other services provided by those accountants to the Fund and Schroder and its affiliates and the possible effect of those services on the independence of those accountants. The Audit Committee met twice during the fiscal year ended
April 30, 2004.

Nominating Committee. All of the Disinterested Trustees (Messrs. Howell, Knight,
Michalis and Vaughn) serve as a Nominating Committee of the Board of Trustees responsible for reviewing and recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating Committee will consider nominees recommended by shareholders if the Committee is considering other nominees at the time of the nomination and the nominee meets the
Committee's criteria. Nominee recommendations may be submitted to the Clerk of the Trust at the Trust's principal business address. The Nominating Committee met once during the fiscal year ended April 30, 2004.

                              SECURITIES OWNERSHIP

                                      B-18

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Schroder family of investment companies, as of December 31, 2003. None of the Trustees owns shares of the Fund.

----------------------------------------------------------------------------------------
                                                           AGGREGATE DOLLAR RANGE OF
                                                                    EQUITY
                                                         SECURITIES IN ALL REGISTERED
                              DOLLAR RANGE OF EQUITY     INVESTMENT COMPANIES OVERSEEN
                                  SECURITIES IN             BY TRUSTEE IN FAMILY OF
     NAME OF TRUSTEE                   FUND                  INVESTMENT COMPANIES*
----------------------------------------------------------------------------------------

                            Ranges:                     Ranges:
                            --------                    --------
                                  None                        None
                                  $1-$10,000                  $1-$10,000
                                  $10,001-$50,000             $10,001-$50,000
                                  $50,001-$100,000            $50,001-$100,000
                                  Over $100,000               Over $100,000

----------------------------------------------------------------------------------------
John I. Howell                         None                          $1-$10,000

----------------------------------------------------------------------------------------
Peter S. Knight                        None                          None

----------------------------------------------------------------------------------------
Clarence F. Michalis                   None                      Over $100,000

----------------------------------------------------------------------------------------
James D. Vaughn                        None                    $10,001 - $50,000

----------------------------------------------------------------------------------------

*For these purposes, the Trust, Schroder Capital Funds (Delaware) and Schroder
Series Trust are considered part of the same "Family of Investment Companies."

For Disinterested Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person
(other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust, as of December 31, 2003:

-------------------------------------------------------------------------------------------------------------
                           NAME OF OWNERS
                                AND
                           RELATIONSHIPS                                         VALUE OF       PERCENT OF
    NAME OF TRUSTEE          TO TRUSTEE         COMPANY      TITLE OF CLASS     SECURITIES         CLASS
-------------------------------------------------------------------------------------------------------------

John I. Howell                  N/A               N/A              N/A              N/A             N/A

-------------------------------------------------------------------------------------------------------------
Peter S. Knight                 N/A               N/A              N/A              N/A             N/A

-------------------------------------------------------------------------------------------------------------
Clarence F. Michalis            N/A               N/A              N/A              N/A             N/A

-------------------------------------------------------------------------------------------------------------
James D. Vaughn                 N/A               N/A              N/A              N/A             N/A

-------------------------------------------------------------------------------------------------------------

                                      B-19

                             TRUSTEES' COMPENSATION

Trustees who are not employees of Schroders or its affiliates receive an annual retainer of $11,000 for their services as Trustees of all open-end investment companies distributed by Schroder Fund Advisors Inc., and $1,250 per meeting attended in person or $500 per meeting attended by telephone. Members of an
Audit Committee for one or more of such investment companies receive an additional $1,000 per year. Payment of the annual retainer is allocated among such investment companies based on their relative net assets. Payments of meeting fees are allocated only among those investment companies to which the meeting relates.

The following table sets forth information regarding compensation received by
Trustees from the "Fund Complex" for the fiscal year ended April 30, 2004.
(Interested Trustees who are employees of Schroders or its affiliates and officers of the Trust receive no compensation from the Trust and are compensated in their capacities as employees of Schroders and its affiliates).

-------------------------------------------------------------------------------------------------------------
                                                  AGGREGATE               TOTAL COMPENSATION FROM TRUST AND
                                                 COMPENSATION                     FUND COMPLEX PAID TO
          NAME OF TRUSTEE                         FROM TRUST                           TRUSTEES*
-------------------------------------------------------------------------------------------------------------

John I. Howell                                      $9,564                             $15,750

-------------------------------------------------------------------------------------------------------------
Peter S. Knight                                     $9,564                             $15,750

-------------------------------------------------------------------------------------------------------------
Clarence F. Michalis                                $9,564                             $15,750

-------------------------------------------------------------------------------------------------------------
James D. Vaughn                                     $6,997                             $14,750
-------------------------------------------------------------------------------------------------------------

     * The Total Compensation shown in this column for each Trustee includes compensation for services as a Trustee of the Trust, Schroder Capital Funds
     (Delaware) and Schroder Series Trust. The Trust, Schroder Capital Funds
     (Delaware) and Schroder Series Trust are considered part of the same "Fund
     Complex" for these purposes.

The Trust's Declaration of Trust provides that the Trust will indemnify its
Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the
Trust, except if it is determined in the manner specified in the Declaration of
Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

SCHRODERS AND ITS AFFILIATES

Schroders serves as the investment adviser for the Fund. Schroders is a wholly owned subsidiary of Schroder U.S. Holdings Inc., which currently engages through its subsidiary firms in the asset management business. Affiliates of Schroder
U.S. Holdings Inc. (or their predecessors) have been investment managers since
1927. Schroder U.S. Holdings Inc. is a wholly owned subsidiary of Schroder
International Holdings, which is a wholly owned subsidiary of Schroders plc, a publicly owned holding company organized under the laws of England. Schroders plc and its affiliates currently engage in the asset management business, and as of June 30, 2004, had under management assets of approximately $181.1 billion.
Schroders' address is 875 Third Avenue, 22nd Floor, New York, New York

                                      B-20

10022.

SIMNA Ltd. is a wholly owned subsidiary of Schroder International Holdings, which is a wholly owned subsidiary of Schroders plc. SIMNA Ltd.'s address is 31
Gresham St., London EC2V 7QA, United Kingdom.

Schroder Fund Advisors Inc., the Trust's principal underwriter, is a wholly owned subsidiary of Schroder Investment Management North America Inc.

ADVISORY AGREEMENTS

Investment Advisory Agreement. Under an Investment Advisory Agreement (the
"Advisory Agreement") between the Trust and Schroders, which was approved by the
Board of Trustees of the Trust and the shareholder of the Fund in July 2003,
Schroders, at its expense, provides the Fund with investment advisory services and advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees regarding the conduct of business of the Trust and the Fund.

Under the Advisory Agreement, Schroders is required to continuously furnish the
Fund investment programs consistent with the investment objective and policies of the Fund, and to determine, for the Fund, what securities shall be purchased, what securities shall be held or sold, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's
Declaration of Trust and By-laws, and of the Investment Company Act, and to the
Fund's investment objective, policies, and restrictions, and subject further to such policies and instructions as the Trustees may from time to time establish.
As compensation for services provided to the Fund pursuant to the Advisory
Agreement, Schroders is entitled to receive from the Trust a fee, computed and paid monthly, at the annual rate of 0.25% of the Fund's average daily net assets.

Schroders makes available to the Trust, without additional expense to the Trust, the services of such of its directors, officers, and employees as may duly be elected Trustees or officers of the Trust, subject to their individual consent to serve and to any limitations imposed by law. Schroders pays the compensation and expenses of officers and executive employees of the Trust. Schroders also provides investment advisory research and statistical facilities and all clerical services relating to such research, statistical, and investment work.
Schroders pays the Trust's office rent.

Under the Advisory Agreement, the Trust is responsible for all its other expenses, which may include clerical salaries not related to investment activities; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal expenses; auditing expenses;
accounting expenses; taxes and governmental fees; fees and expenses of the transfer agent and investor servicing agent of the Trust; the cost of preparing share certificates or any other expenses, including clerical expenses, incurred in connection with the issue, sale, underwriting, redemption, or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with Schroders; the cost of preparing and distributing reports and notices to shareholders; public and investor relations expenses; and fees and disbursements of custodians of the Fund's assets. The Trust is also responsible for its expenses incurred in connection with litigation, proceedings, and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

                                      B-21

The Advisory Agreement provides that Schroders shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with rendering service to the Trust in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties.

The Advisory Agreement may be terminated without penalty by vote of the
Trustees, by the shareholders of the Fund, or by Schroders, on 60 days' written notice. The Advisory Agreement also terminates without payment of any penalty in the event of its assignment. In addition, the Advisory Agreement may be amended only by a vote of the shareholders of the Fund, and the Advisory Agreement provides that it will continue in effect from year to year (after an initial two-year period) only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of
Schroders. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act.

Investment Subadvisory Agreement. The Board of Trustees of the Trust has
approved arrangements whereby Schroders would retain Schroder Investment
Management North America Limited ("SIMNA Ltd.") to serve as sub-adviser to the
Fund. In connection therewith, in July 2003, the Board of Trustees of the Trust and the shareholder of the Fund approved an Investment Subadvisory Agreement
(the "Subadvisory Agreement") between Schroders, SIMNA Ltd. and the Trust on behalf of the Fund.

Under the Subadvisory Agreement, subject to the oversight of the Board and the direction and control of Schroders, SIMNA Ltd. will be required to provide on behalf of the Fund the portfolio management services required of Schroders under the Fund's Advisory Agreement. Accordingly, SIMNA Ltd. will be required to continuously furnish the Fund investment programs consistent with the investment objectives and policies of the Fund, and determine, for the Fund, what securities shall be purchased, what securities shall be held or sold, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-laws, and of the
Investment Company Act, and to the Fund's investment objectives, policies, and restrictions, and subject further to such policies and instructions as the
Trustees may from time to time establish.

For the services to be rendered by SIMNA Ltd., Schroders (and not the Trust or the Fund) will pay to SIMNA Ltd. a monthly fee in an amount equal to twenty-five percent (25%) of all fees actually paid by the Trust to Schroders for such period under the Fund's Advisory Agreement, provided that SIMNA Ltd.'s fee for any period will be reduced such that SIMNA Ltd. will bear twenty-five percent
(25%) of any voluntary fee waiver observed or expense reimbursement borne by
Schroders with respect to the Fund for such period.

The Subadvisory Agreement provides that SIMNA Ltd. shall not be subject to any liability for any error of judgment or for any loss suffered by the Trust or
Schroders in connection with rendering service to the Trust in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties.

The Subadvisory Agreement may be terminated without penalty (i) by vote of the
Trustees as to the Fund or by vote of a majority of the outstanding voting securities (as defined in the Investment Company Act) of the Fund on 60 days'
written notice to SIMNA Ltd., (ii) by Schroders on 60 days' written notice to
SIMNA Ltd. or (iii) by SIMNA Ltd. on 60 days' written notice to Schroders and the Trust. The Subadvisory Agreement will also terminate without payment of any penalty in the event of its assignment. The Subadvisory Agreement may be amended only by written agreement of all parties thereto and otherwise in accordance with the Investment Company Act.

                                      B-22

Trustees' Approval Of Advisory Agreements. In determining to approve the
Advisory Agreement with Schroders, the Trustees met with relevant management personnel and discussed with management the respective roles of Schroders and
SIMNA Ltd. in the management of the Fund. The Trustees took into account the time and attention devoted by senior management and other personnel of Schroders in connection with the management of the Fund, including oversight of the investment program of the Fund and SIMNA Ltd.'s implementation of that program.
The Trustees also considered the business reputation of Schroders and its financial resources.

The Trustees considered the quality of the services to be provided by Schroders to the Fund. The Trustees gave substantial consideration to the fees payable under the Advisory Agreement. The Trustees reviewed information concerning fees paid to investment advisers of similarly-managed funds and funds with net asset levels comparable to the projected size of the Fund. The Trustees evaluated the expected profitability to Schroders of the Advisory Agreement (taking into account the fact that a portion of the fee is to be paid to SIMNA Ltd.), concluding that such profitability was not inconsistent with levels of profitability that had been determined by courts not to be "excessive."

In approving the Subadvisory Agreement between Schroders, SIMNA Ltd. and the
Trust on behalf of the Fund, the Trustees considered SIMNA Ltd.'s qualifications and the proposed services to be provided to the Fund, taking into account that
Schroders and SIMNA Ltd. are affiliated entities under common control. In particular, the Trustees considered the education, qualifications, and experience of the investment personnel at SIMNA Ltd. who would be involved in providing portfolio management services to the Fund, as well as other resources available at SIMNA Ltd. to support the portfolio management team. In this connection, the Trustees also considered the research capabilities of SIMNA Ltd.
The Trustees received information concerning the investment processes to be applied by SIMNA Ltd. in managing the Fund, as disclosed in the Prospectus. The
Trustees also received information concerning the historical performance of other client accounts managed by SIMNA Ltd. utilizing these same investment processes.

The Trustees noted that, under the Subadvisory Agreement, SIMNA Ltd. would be expected to provide substantially the same scope and quality of portfolio management services on behalf of the Fund as would have been provided by
Schroders under the Advisory Agreement. The Trustees also concluded that the fees to be paid by Schroders to SIMNA Ltd. under the Subadvisory Agreement are fair and reasonable, given the scope and quality of the services to be rendered by SIMNA Ltd.

The Trustees evaluated the capability of Schroders with respect to regulatory compliance and compliance with the investment policies of the Fund. The Trustees considered the procedures of Schroders and SIMNA Ltd. designed to fulfill their fiduciary duties to the Fund with respect to possible conflicts of interest, including Codes of Ethics (regulating the personal trading of its officers and employees), and the records of those firms in these matters.

Recent Investment Advisory Fees. For its fiscal year ended April 30, 2004, pursuant to the Advisory Agreement, the Fund paid a fee of $1,326,686.53 to
Schroders. For its fiscal year ended April 30, 2004, pursuant to the Subadvisory
Agreement, Schroders paid a fee of $331,671.63 to SIMNA, Ltd.

ADMINISTRATIVE SERVICES

                                      B-23

On behalf of the Fund, the Trust has entered into an administration agreement with Schroder Fund Advisors Inc., under which Schroder Fund Advisors Inc.
provides management and administrative services necessary for the operation of the Fund, including: (1) preparation of shareholder reports and communications;
(2) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions; and (3)
general supervision of the operation of the Funds, including coordination of the services performed by its investment adviser, transfer agent, custodian, independent accountants, legal counsel and others. Schroder Fund Advisors Inc.
is a wholly owned subsidiary of Schroder Investment Management North America
Inc. and is a registered broker-dealer organized to act as administrator and distributor of mutual funds. The administration agreement is terminable with respect to the Fund without penalty, at any time, by the Trustees upon 60 days'
written notice to Schroder Fund Advisors Inc. or by Schroder Fund Advisors Inc.
upon 60 days' written notice to the Trust.

J.P. Morgan Investor Services Co. ("Morgan"), 73 Tremont Street, Boston, MA
02108, serves as sub-administrator to the Fund. On behalf of the Fund, the Trust has entered into a mutual funds service agreement with Morgan under which
Morgan, subject to the oversight and control of Schroder Fund Advisors Inc., provides management and administrative services necessary for the operation of the Fund, including, among other things, preparation of shareholder reports and communications and regulatory compliance, such as reports to and filings with the SEC and state securities commissions. That agreement is terminable with respect to the Fund without penalty, at any time, by the Trustees upon 60 days'
written notice to Morgan or by Morgan upon 60 days' written notice to the Trust.

For providing administrative services, Schroder Fund Advisors Inc. is not currently entitled to receive any compensation from the Fund. Morgan is paid compensation by the Fund for its services as sub-administrator as follows: For
Fund Administration services, Morgan will be paid a monthly fee based on an annual rate of $24,000 plus 0.0035 of 1% of the Fund's first $1 billion in average daily net assets, plus 0.0020 of 1% of the Fund's average daily net assets in excess of $1 billion. For Fund Accounting services, Morgan will be paid a monthly fee based on an annual rate of $30,000 plus 0.0040 of 1% of the
Fund's first $1 billion in average daily net assets, plus 0.0030 of 1% of the
Fund's average daily net assets in excess of $1 billion.

For the fiscal year ended April 30, 2004 the Fund paid fees of $34,243 to
Morgan.

DISTRIBUTOR

Pursuant to a Distribution Agreement with the Trust, Schroder Fund Advisors Inc.
(the "Distributor"), 875 Third Avenue, 22nd Floor, New York, New York 10022,
serves as the distributor for the Fund's continually offered shares. The
Distributor pays all of its own expenses in performing its obligations under the
Distribution Agreement. The Distributor is not obligated to sell any specific amount of shares of any Fund. Please see "Schroder and its Affiliates" for
ownership information regarding the Distributor.

BROKERAGE ALLOCATION AND OTHER PRACTICES

ALLOCATION. Schroders may deem the purchase or sale of a security to be in the best interest of the Fund as well as other clients of Schroders. In such cases,
Schroders may, but is under no obligation to, aggregate all such transactions in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, such transactions will be allocated among the clients in a manner believed by Schroders to be fair and equitable and consistent with its fiduciary obligations to each client at an average price and commission.

                                      B-24

BROKERAGE AND RESEARCH SERVICES. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Schroders may determine to pay a particular broker varying commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United
States, and therefore certain portfolio transaction costs may be higher than the costs for similar transactions executed on U.S. securities exchanges. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

Schroders places all orders for the purchase and sale of portfolio securities and buys and sells securities through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain the best price and execution available. In seeking the best price and execution, Schroders considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction (taking into account market prices and trends), the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from several broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, Schroders receives research, statistical, and quotation services from many broker-dealers with which it places the Trust's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to Schroders and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Fund. The investment advisory fee paid by the Fund is not reduced because Schroders and its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended
(the "Securities Exchange Act"), Schroders may cause the Fund to pay a broker that provides brokerage and research services to Schroders an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker would have charged for effecting that transaction. Schroders' authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

SIMNA Ltd., in its capacity as subadviser to the Fund, observes substantially the same allocation and brokerage and research policies and practices as those observed by Schroders described above.

The following table shows the aggregate brokerage commissions paid for the most recent fiscal year with respect to the Fund.

                                      B-25

                              Brokerage Commissions
                             Paid During Fiscal Year
                              Ended April 30, 2004

----------------------------------------------------------------------------------------------------------------------
                           Fund                                                    Commissions

----------------------------------------------------------------------------------------------------------------------

North American Equity Fund                                                           $518,122
----------------------------------------------------------------------------------------------------------------------

The following table shows information regarding Fund transactions placed with brokers and dealers during the fiscal year ended April 30, 2004, identified as having been executed on the basis of research and other services provided by the broker or dealer.

----------------------------------------------------------------------------------------------------------------------
                                                                                          Commissions Paid
                                                 Total Dollar Value of                     With Respect to
                 Fund                              Such Transactions                      Such Transactions
----------------------------------------------------------------------------------------------------------------------

North American Equity Fund                             $201,669                                 $101

----------------------------------------------------------------------------------------------------------------------

OTHER PRACTICES. Schroders and its affiliates also manage private investment companies ("hedge funds") that are marketed to, among others, existing Schroders clients. These hedge funds may invest in the same securities as those invested in by the Fund. The hedge funds' trading methodologies are generally different than those of the Fund and usually include short selling and the aggressive use of leverage.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of shares of the Fund is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m.,
Eastern time) on each day that the Exchange is open for trading. For purposes of determining net asset value, certain options and futures contracts held by the
Fund may be valued as of a time that is up to 15 minutes after the close of trading on the New York Stock Exchange.

The Trustees have established procedures for the valuation of the Fund's securities, which are summarized below.

Equities listed or traded on a domestic or foreign stock exchange for which last sale information is regularly reported are valued at their last reported sale prices on such exchange on that day or, in the absence of sales that day, such securities are valued at the mean of closing bid and ask prices ("mid-market price") or, if none, the last sale price on the preceding trading day. (Where the securities are traded on more than one exchange, they are valued on the exchange on which the security is primarily traded.) Securities purchased in an initial public offering and which have not commenced trading in a secondary market are valued at cost. Unlisted securities for which over-the-counter market quotations are readily available generally are valued at the most recently reported mid-market prices. In the case of securities traded primarily on the
National Association of Securities Dealers' Automated Quotation System
("NASDAQ"), the NASDAQ official closing price will, if available, be used to value such securities as such price is reported by NASDAQ to market data vendors. Fixed income securities with remaining maturities of more than 60 days are valued on the basis of valuations provided by pricing services that determine valuations for normal institutional size trading units of fixed income securities, or through obtaining independent quotes from market makers.
Short-term fixed income securities with remaining maturities of 60 days or less are valued at amortized cost, a form of fair valuation, in accordance with procedures established by the Trustees, unless Schroders believes another valuation is more appropriate. Securities for which current market quotations are not readily available are valued at fair value pursuant to procedures established by the Trustees.

                                      B-26

Options and futures contracts traded on a securities exchange or board of trade may be valued as of a time that is up to 15 minutes after the close of trading on the New York Stock Exchange. Such options and futures contracts shall be valued at the last reported sale price or, in the absence of a sale, at the closing mid-market price (the average of the last reported bid and asked prices). Options not traded on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the most recently reported mid-market price (the average of the most recently reported bid and asked prices).

All assets and liabilities of the Fund denominated in foreign currencies are translated into U.S. dollars based on the mid-market price of such currencies against the U.S. dollar at the time when last quoted.

Long-term corporate bonds and notes, certain preferred stocks, and certain foreign securities may be stated at fair value on the basis of valuations furnished by pricing services approved by the Trustees, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities.

If any securities held by the Fund are restricted as to resale, Schroders will obtain a valuation based on the current bid for the restricted security from one or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security. If Schroders is unable to obtain a fair valuation for a restricted security from an independent dealer or other independent party, a pricing committee (comprised of certain directors and officers at Schroders) shall determine the bid value of such security. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Trust in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the New
York Stock Exchange. The values of these securities used in determining the net asset value of the Trust's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Trust's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair values.

The proceeds received by the Trust for each issue or sale of the Fund's shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to the Fund, and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of the Fund and with a share (to the extent the Trust has issued shares in one or more other series) of the general liabilities of the
Trust. The Fund's assets will be further allocated among its constituent classes of shares on the Trust's books of account. If the Trust should issue shares in more than one series, expenses with

                                      B-27

respect to any two or more series or classes may be allocated in proportion to the net asset values of the respective series or classes except where allocations of direct expenses can otherwise be fairly made to a specific series or class.

TAXES

U.K. RESIDENT PENSION SCHEMES. The U.S. withholding tax imposed on dividends paid by the Fund (as described below under "Taxes - Non-U.S. Shareholders") to investors that are U.K. resident pension schemes may be eliminated pursuant to the U.S.-U.K. tax treaty currently in effect. To benefit from the U.S.
withholding tax exemption under the treaty, a U.K. resident pension scheme must, among other requirements, be considered both a "pension scheme" and a "qualified person" as defined in the treaty and must be considered to "derive" the dividend within the meaning of the treaty. Consult your tax advisor to determine eligibility for treaty benefits.

The remainder of this discussion provides information generally about the U.S.
federal income tax consequences of investing in the Fund, including, without limitation, consequences for taxable U.S. and non-U.S. shareholders.

TAXATION OF THE FUND. The Fund intends to qualify each year as a "regulated investment company" (a "RIC") under Subchapter M of the Code.

As a RIC qualifying to have its tax liability determined under Subchapter M, the
Fund will not be subject to federal income tax on income paid to shareholders in the form of dividends (including capital gain dividends).

In order to qualify as a RIC accorded special tax treatment, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and other income
(including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;
(b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, securities of other RICs and other securities limited generally with respect to any one issuer to a value not more than 5% of the value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S.
Government or other RICs) of any one issuer or of two or more issuers which the
Fund controls and which are engaged in the same, similar or related trades or businesses; and (c) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt interest income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. The Fund intends to make such distributions.

If the Fund were to fail to qualify for taxation as a RIC for any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including distributions of net tax-exempt income and net long-term capital gain (if any), would be taxable to shareholders as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior years (to the extent

                                      B-28

not presently subject to tax under Subchapter M), that Fund will be subject to a
4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by that Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

U.S. SHAREHOLDERS. The Fund's distributions generally will be taxable as ordinary income to the extent derived from the Fund's investment income and net short-term capital gains (that is, net gains from capital assets held for no more than one year). Distributions properly designated by the Fund as capital gain dividends (that is, net gains on the sale of capital assets held for more than one year over net losses on the sale of capital assets held for not more than one year) ("Capital Gain Dividends") will be taxable as long-term capital gains, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year the Trust will notify each shareholder of the amount and tax status of distributions paid to the shareholder by each of the Fund for the preceding year. Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the
Fund's net asset value also reflects unrealized losses.

For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a
Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is
60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the
180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise)
to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established security market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company. Technical corrections legislation is pending which would change the preceding rule by substituting "121-day" for "120-day" and "181-day" for
"180-day". The Treasury Department and the Internal Revenue Service have indicated that taxpayers may apply the qualified dividend income rules as if these technical corrections have already been enacted.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund's shares. In any event, if the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the
Fund's dividends (other than property designated

                                      B-29

capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

Upon the disposition of shares of the Fund (whether by sale, exchange, or redemption), a shareholder may realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to such shares. In addition, any loss realized on a taxable disposition of shares will be disallowed to the extent that you replace the disposed of shares with shares of the same Fund (whether through the reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

NON-U.S. SHAREHOLDERS. Under U.S. federal tax law, dividends other than Capital
Gain Dividends paid on shares beneficially held by a shareholder who is not a
U.S. person within the meaning of the Code (a "foreign person") are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which rate may, in some cases, be reduced by an applicable tax treaty.
To claim such treaty benefits, the foreign person must certify in advance of payment its eligibility under applicable Internal Revenue Service procedures.
Dividends are subject to withholding even if they are funded by income or gains
(such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, Capital Gain Dividends will generally not be subject to withholding of U.S. federal income tax. If a beneficial owner who is a foreign person has a trade or business in the U.S., and the dividends are "effectively connected" with the conduct by the beneficial holder with a trade or business in the U.S. as defined in the Code, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of such shares of the
Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is "effectively connected" with the conduct of a trade or business carried on by such holder within the U.S. or (ii) in the case of an individual holder, the holder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met. If you are eligible for the benefits of a tax treaty, any
"effectively connected" income or gain will generally be subject to U.S. federal income tax on a net basis only if it is attributable to a permanent establishment maintained by you in the U.S. A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

FOREIGN INVESTMENTS. With respect to investment income and gains received by the
Fund from sources outside the United States, such income and gains may be subject to foreign withholding and other taxes. The effective rate of foreign taxes to which the Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and, therefore, cannot be determined in advance. In addition, the
Fund's investments in foreign securities or foreign

                                      B-30

currencies may increase or accelerate the Fund's recognition of ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Investments, if any, in "passive foreign investment companies" could subject the Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund."

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, forward or futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the
Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gain into short-term capital gain, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

SECURITIES ISSUED OR PURCHASED AT A DISCOUNT. The Fund's investments, if any, in securities issued at a discount (for example, zero-coupon bonds) and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities that it otherwise would have continued to hold.

BACKUP WITHHOLDING. The Fund is generally required to withhold a percentage of certain of your dividends and other cash distributions if you have not provided the Fund with your correct taxpayer identification number or appropriate certification, if you have underreported dividend or interest income, or if you fail to certify to the Fund that you are not subject to such backup withholding.
The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

For a foreign investor to qualify for exemption from backup withholding under tax treaties, the foreign investor must comply with certain filing and certification requirements. Foreign investors should consult their tax advisors in this regard.

TAX-SHELTER REGULATIONS. Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder of $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.
Direct shareholder of portfolio securities are in many cases excepted from his reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

The foregoing discussion is primarily a summary of certain U.S. federal income tax consequences of investing in the Fund based on the law as of the date of this SAI. The discussion does not address in detail special tax rules applicable to certain classes of investors, such as, among others, IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies, financial institutions and investors making in-kind contributions to the Fund.
You should consult your tax advisor for more information about your own tax situation, including possible other federal, state, local and, where applicable, foreign tax consequences of investing in the Fund.

                                      B-31

PRINCIPAL HOLDERS OF SECURITIES

To the knowledge of the Trust, as of August 6, 2004 no person owned of record, or was known to the Trust to own beneficially, more than 5% of the outstanding shares of the Fund, other than as set forth on Appendix A to this SAI.

To the knowledge of the Trust, as of August 6, 2004 the Trustees of the Trust
and the officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Fund.

CUSTODIAN

JP Morgan Chase Bank, 270 Park Avenue, New York, New York ("Chase"), is the
custodian of the assets of the Fund. The custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the
Fund's investments. The custodian does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Boston Financial Data Services, Inc., Two Heritage Drive, Quincy, Massachusetts
02171, is the Trust's registrar, transfer agent and dividend disbursing agent.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, the Trust's independent registered public accounting firm, provide audit services, and tax return preparation services. Their address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia,
Pennsylvania 19103.

CODE OF ETHICS

The Trust, Schroders, and Schroder Fund Advisors Inc., the Trust's distributor, have each adopted a combined Code of Ethics, and SIMNA Ltd. has adopted a Code of Ethics, pursuant to the requirements of Rule 17j-1 of the Investment Company
Act. Subject to certain restrictions, these Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund. The Codes of Ethics have been filed as exhibits to the Trust's Registration Statement.

LEGAL COUNSEL

Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110-2624,
serves as counsel to the Trust.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has delegated authority and responsibility to vote any proxies related to voting securities held by the Fund to Schroders, which intends to vote such proxies in accordance with its proxy voting policies and procedures. A copy of
Schroders' proxy voting policies and procedures is attached as Appendix B to this SAI. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge, upon request, by calling (800) 464-3108 and on the
Securities and Exchange Commission website at http://www.sec.gov.

                                      B-32

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's
Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

FINANCIAL STATEMENTS

The Report of Independent Registered Public Accounting Firm, Financial
Highlights, and Financial Statements in respect of the Fund are included in the
Trust's Annual Report to Shareholders for the fiscal year ended April 30, 2004 under Rule 30d-1 of the Investment Company Act, filed electronically with the
Securities and Exchange Commission on July 7, 2004 in the Fund's Report on Form
N-CSR for the period ending April 30, 2004 (File No. 811-21364; Accession No.
0000950123-04-008222). The Report, Financial Highlights and Financial Statements
referred to above are incorporated by reference into this SAI.

                                      B-33

                                   APPENDIX A
                                   ----------

                          HOLDERS OF OUTSTANDING SHARES

To the knowledge of the Trust, as of August 6, 2004 no person owned of record, or was known to the Trust to own beneficially, 5% or more of the outstanding shares of the Fund, except as set forth below.

FBO HAMPSHIRE COUNTY COUNCIL\                                12.82%
PORTFOLIO CODE 44610001
ATTN: MR. SURESH CHAUHAN
33 GUTTER LANE  EC2V 8AS
LONDON   UK

FBO EASTRIDING                                               19.61%
PORTFOLIO CODE
48031001
ATTN: MR. SURESH CHAUHAN
33 GUTTER LANE  EC2V 8AS
LONDON   UK

FBO KENT COUNTY COUNCIL                                      6.33%
PORTFOLO CODE
50404001

ATTN: MR. SURESH CHAUHAN
33 GUTTER LANE  EC2V 8AS
LONDON   UK

                                      B-34

                                   APPENDIX B
                                   ----------

                                                                [OBJECT OMITTED]

                         SCHRODER INVESTMENT MANAGEMENT

                           GLOBAL CORPORATE GOVERNANCE
                                 POLICY SYNOPSIS

We believe that companies, which are well governed and operate in a responsible and sustainable way, should have the culture and transparent mechanisms in place to support their long-term health and shareholder value. Good corporate governance establishes a framework that facilitates both this and the agency relationship that exists between shareholders and a company's management.

SCHRODERS' APPROACH

As an active manager, we adopt an integrated approach to investment, which combines the skills of fund managers, analysts and dedicated corporate governance specialists in a focussed, individual approach to companies.
Decisions to invest in or sell a share are made on the basis of shareholder value and risk and, in making such decisions, corporate governance is one of the range of issues that is taken into account.

Our assessment of the companies in which we invest is based on a reasoned and pragmatic approach. This recognises that companies, whether in different markets or in terms of size or industry, do not all conform to a single structure and, as a result, their approach to issues and the proposals or resolutions that they bring forward, may not always be `standard'.

While it is not our role or intention to get involved in the micro-management of companies, it is our role to monitor the stewardship of the underlying assets and operations that make up our investments. A considered policy on corporate governance and proxy voting is, therefore, an integral part of our approach to protecting our clients' long-term interests and the value of the investments made on their behalf.

PROXY VOTING

Voting rights represent one of the most tangible forms of engagement with companies. At their most significant, these can affect the structure, development and future of a company. More commonly, they highlight perceived issues and shareholder concerns to management. In addition, they also routinely provide shareholder endorsement for management.

We recognise our responsibility to make considered use of voting rights that are an integral part of the assets that we manage. We therefore evaluate voting issues on investments and, where we have the authority to do so, vote on them in line with our fiduciary responsibilities, in what we deem to be the long-term financial interests of our clients.

We normally support the management of companies in which we invest in routine, non-controversial matters e.g. the election of directors or the approval of distributions and dividends. We will, however, withhold support or oppose management if we believe that it is in the best long-term interests of our clients to do so. Where we believe that significant issues exist or issues remain unresolved after discussions with management we may also, if appropriate, take action in addition to voting; for example, through attendance and participation at shareholder meetings.

OPERATIONAL ARRANGEMENTS

At an operational level corporate governance and proxy voting is overseen by a
Committee of investment professionals and other officers working with corporate governance specialists, investment analysts, and others. Their role is threefold
(i) to monitor and advise on specific corporate governance issues (ii) to ensure compliance with our corporate governance and proxy voting policies and (iii) to review those policies.

                                        1

The Corporate Governance Team report to the Committee, and have responsibility for assessing Annual and Extraordinary General Meeting resolutions of the companies in which we invest. Other relevant members of our research and fund management teams are engaged in the process when addressing controversial issues or issues which could potentially damage shareholder value. With corporate governance integrated into the overall investment process, rather than being dealt with as a separate function, the focus is on ensuring that voting rights are used to enhance and protect the long-term interests and value of our investments.

By way of example, in assessing voting issues the following are indicative of the types of proposal that would give rise to concern and, consequently, would generally be opposed:

o    Any proposal materially reducing shareholders' rights or damaging to shareholders' interests.

o    Proposals to allow unlimited capital authorisations or blank cheque preferred stock.

o    The disapplication of pre-emption rights in breach of recognised market guidelines or, in any case, an overall limit of 10%.

o    Non-preemptive issues at a discount of more than 5% to the prevailing market price.

o    Proposals to raise capital from the public markets using different classes of share that, in particular, do not feature one vote for each share.

o    The creation or continuation of poison pill arrangements, take-over defences or other equivalent arrangements.

o    The discharge or indemnification of the Board or Management where we are aware of outstanding issues.

o    The introduction of classified or staggered boards or any other move away from annual re-election of directors.

o    The appointment or re-appointment of any director where that individual's appointment would lead to an unacceptable proportion of non-independent directors on the Board or on a board sub-committee.

o    Proposals on elements of directors' remuneration that are excessive relative to comparable companies in the industry.

o    Incentive plan proposals that are not structured in line with market best practice in relation to performance linkage, pricing or dilution.

o    The appointment or re-appointment of auditors where there are significant concerns about their suitability.

o    Any proposals to include auditors in directors and officers liability insurance or otherwise indemnify them.

SIM NA will normally vote all proxies unless there is insufficient information with which to make a decision or where market conventions make it onerous or expensive to vote compared with the benefits of doing so. Regular reports are made available to clients on the use made of voting rights.
-------------------------------------------

Supplementary briefing notes, available on request, include:

1.          Global Corporate Governance Principles
2.          Non-executive Director Independence
3.          Investment Company Governance

                                       2

                  SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA

           POLICY RELATING TO IDENTIFYING AND ACTING UPON CONFLICTS OF
            INTEREST IN CONNECTION WITH ITS PROXY VOTING OBLIGATIONS

This document sets forth SIM NA's policy with respect to proxy voting and its procedures to comply with Rule 206(4)-6 under the Investment Advisers Act of
1940 and Rule 30b1-4 under the Investment Company Act of 1940. Specifically,
Rule 206(4)-6 requires that SIM NA:

o    Adopt and implement written policies and procedures reasonably designed to ensure that proxies are voted in the best interest of clients; and

o    Disclose its proxy voting policies and procedures to clients and inform them how they may obtain information about how SIM NA voted proxies.

Rule 30b1-4 requires that the Schroder US Mutual Funds (the "Funds"):

o    Disclose their proxy voting policies and procedures in their registration statements; and

o    Annually, file with the SEC and make available to shareholders their actual proxy voting.

PROXY VOTING GENERAL PRINCIPLES

SIM NA will evaluate and usually vote for or against all proxy requests relating to securities held in any account managed by SIM NA (unless this responsibility has been retained by the client).

Proxies will be treated and evaluated with the same attention and investment skill as the trading of securities in the accounts.

Proxies will be voted in a manner which is deemed most likely to protect and enhance the longer term value of the security as an asset to the account.

PROXY COMMITTEE

The Proxy Committee consists of investment professionals and other officers and is responsible for ensuring compliance with this proxy voting policy. The
Committee meets quarterly to review proxies voted, policy guidelines and to examine any issues raised, including a review of any votes cast in connection with controversial issues.

The procedure for evaluating proxy requests is as follows:

Schroders' Global Corporate Governance Team (the "Team") is responsible for the initial evaluation of the proxy request, for seeking advice where necessary, especially from the US small cap and mid cap product heads, and for consulting with portfolio managers who have invested in the company should a controversial issue arise.

When making proxy-voting decisions, SIM NA generally adheres to the Global
Corporate Governance Policy (the "Policy"), as revised from time to time. The
Policy, which has been developed by Schroders' Global Corporate Governance Team and approved by the SIM NA Proxy Committee, sets forth SIM NA's positions on recurring issues and criteria for addressing non-recurring issues. The Policy is a part of these procedures and is incorporated herein by reference. The Proxy
Committee exercises oversight to assure that proxies are voted in accordance with the Policy and that any votes inconsistent with the Policy or against management are appropriately documented.

SIM NA uses Institutional Shareholder Services, Inc. ("ISS") to assist in voting proxies. ISS provides proxy research, voting and vote-reporting services. ISS's primary function with respect to SIM NA is to apprise the Group of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research

                                       3

and provide considerations and recommendations for voting on particular proxy proposals. Although SIM NA may consider ISS's and others' recommendations on proxy issues, SIM NA bears ultimate responsibility for proxy voting decisions.

SIM NA may also consider the recommendations and research of other providers, including the National Association of Pension Funds' Voting Issues Service.

CONFLICTS

From time to time, proxy voting proposals may raise conflicts between the interests of SIM NA's clients and the interests of SIM NA and/or its employees.
SIM NA is adopting this policy and procedures to ensure that decisions to vote the proxies are based on the clients' best interests.

For example, conflicts of interest may arise when:

o    Proxy votes regarding non-routine matters are solicited by an issuer that, directly or indirectly, has a client relationship with SIM NA;

o    A proponent of a proxy proposal has a client relationship with SIM NA;

o    A proponent of a proxy proposal has a business relationship with SIM NA;

o    SIM NA has business relationships with participants in proxy contests, corporate directors or director candidates.

The Team is responsible for identifying proxy voting proposals that may present a material conflict of interest. If SIM NA receives a proxy relating to an issuer that raises a conflict of interest, the Team shall determine whether the conflict is "material" to any specific proposal included within the proxy. The
Team will determine whether a proposal is material as follows:

o    Routine Proxy Proposals: Proxy proposals that are "routine" shall be presumed not to involve a material conflict of interest unless the Team has actual knowledge that a routine proposal should be treated as material. For this purpose,"routine" proposals would typically include matters such as uncontested election of directors, meeting formalities, and approval of an annual report/financial statements.

o    Non-Routine Proxy Proposals: Proxy proposals that are "non-routine" will be presumed to involve a material conflict of interest, unless the Team determines that neither SIM NA nor its personnel have a conflict of interest or the conflict is unrelated to the proposal in question. For this purpose, "non-routine" proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock, option plans, retirement plans, profit-sharing or other special remuneration plans). If the Team determines that there is, or may be perceived to be, a conflict of interest when voting a proxy, SIM NA will address matters involving such conflicts of interest as follows:

     A.   if a proposal is addressed by the Policy, SIM NA will vote in accordance with such Policy;

     B.   if SIM NA believes it is in the best interests of clients to depart from the Policy, SIM NA will be subject to the requirements of C or D below, as applicable;

     C.   if the proxy proposal is (1) not addressed by the Policy or (2)
          requires a case-by-case determination, SIM NA may vote such proxy as it determines to be in the best interest of clients, without taking any action described in D below, provided that such vote would be against SIM NA's own interest in the matter (i.e., against the perceived or actual conflict). The rationale of such vote will be memorialized in writing; and

                                       4

     D.   if the proxy proposal is (1) not addressed by the Policy or (2)
          requires a case-by-case determination, and SIM NA believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then SIM NA must take one of the following actions in voting such proxy: (a) vote in accordance with ISS' recommendation;
          (b) inform the client(s) of the conflict of interest and obtain consent to vote the proxy as recommended by SIM NA; or (c) obtain approval of the decision from the Chief Compliance Officer and the
          Chief Investment Officer. The rationale of such vote will be memorialized in writing.

RECORD OF PROXY VOTING

The Team will maintain, or have available, written or electronic copies of each proxy statement received and of each executed proxy.

The Team will also maintain records relating to each proxy, including (i) the voting decision with regard to each proxy; and (ii) any documents created by the
Team and/or the Proxy Committee, or others, that were material to making the voting decision; (iii) any decisions of the Chief Compliance Officer and the
Head of Equities.

SIM NA will maintain a record of each written request from a client for proxy voting information and its written response to any request (oral or written)
from any client for proxy voting information.

Such records will be maintained for six years and may be retained electronically.

ADDITIONAL REPORTS AND DISCLOSURES FOR THE SCHRODER FUNDS

The Funds must disclose their policies and procedures for voting proxies in their Statement of Additional Information. In addition to the records required to be maintained by SIM NA, the following information will be made available to the Funds or their agent to enable the Funds to file Form N-PX under Rule
30b1-4:

For each matter on which a fund is entitled to vote:
     o    Name of the issuer of the security;
     o    Exchange ticker symbol;
     o    CUSIP number, if available;
     o    Shareholder meeting date;
     o    Brief summary of the matter voted upon;
     o    Source of the proposal, i.e., issuer or shareholder;
     o    Whether the fund voted on the matter;
     o    How the fund voted; and
     o    Whether the fund voted with or against management.

Further, the Funds are required to make available to shareholders the Funds'
actual proxy voting record. If requested, the most recently filed Form N-PX must be sent within three (3) days of receipt of the request.

30 July 2003

                                      B-38

PART C - OTHER INFORMATION

ITEM 23. EXHIBITS

     a.  Amended and Restated Agreement and Declaration of Trust (see Note 1).

     b.  Amended and Restated By-Laws of the Registrant (see Note 1).

     c.  See Articles III and V of the Registrant's Amended and Restated
         Agreement and Declaration of Trust (see Note 1) and Articles 11 and 12
         of the Registrant's Amended and Restated By-laws (see Note 1).

     d.  (i)   Investment Advisory Agreement between the Trust and Schroder
               Investment Management North America Inc. ("Schroders") relating to the Schroder North American Equity Fund (the "Fund") is filed herewith.

         (ii)  Investment Subadvisory Agreement between the Trust, Schroders, and Schroder Investment Management North America Limited ("SIMNA
               Ltd.") relating to the Fund is filed herewith.

     e.  Distribution Agreement between the Trust and Schroder Fund Advisors
         Inc. is filed herewith.

     f.  Not applicable.

     g.  Global Custody Agreement between the Trust and JPMorgan Chase Bank is filed herewith.

     h.  (i)   Administration Agreement between the Trust and Schroder Fund
               Advisors Inc. is filed herewith.

         (ii)  Mutual Fund Services (including Fund Administration and Fund
               Accounting Services) Agreement between the Trust and J.P. Morgan
               Investor Services Co. is filed herewith.

         (iii) Transfer Agency and Service Agreement between the Trust and
               State Street Bank and Trust Company is filed herewith.

         (iv)  Organizational Expense Reimbursement Agreement between the Trust and Schroders (see Note 1).

     i.  Opinion and Consent of Ropes & Gray LLP (see Note 1).

     j.  Consent of PricewaterhouseCoopers LLP is filed herewith.

     k.  Not applicable.

     l.  Subscription Agreement between the Trust, on behalf of the Fund, and
         Schroder (initial capital agreement) (see Note 1).

     m.  Not applicable.

     n.  Not applicable.

     o.  (i)   Power of attorney for Peter S. Knight, Alan M. Mandel, Catherine
               A. Mazza, and Clarence F. Michalis (see Note 1).

         (ii)  Power of attorney for John I. Howell (see Note 1).

     p.  (i)   Code of Ethics for the Trust, Schroder, Schroder Fund Advisors
               Inc. is filed herewith.

         (ii)  Code of Ethics of SIMNA Ltd. is filed herewith.

Notes:

1. Exhibit incorporated by reference to Pre-Effective Amendment No. 2 to the
Trust's Registration Statement on Form N-1A filed via EDGAR on September 12,
2003, accession number 0000950136-03-002263.

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST

     None.

ITEM 24. INDEMNIFICATION

     Article VIII of the Registrant's Agreement and Declaration of Trust
     provides as follows:

     SECTION 1. The Trust shall indemnify each of its Trustees and officers
     (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a
     "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered

     Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered
     Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or (b) to be liable to the
     Trust or it's Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of a undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such
     Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested
     Trustees acting on the matter (provided that a majority of the disinterested Trustees' then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

     SECTION 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust or (b)
     is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at

     least a majority of the disinterested Trustees acting on the matter
     (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered
     Person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (the disinterested Trustees to take final action on the consideration of such approval within 60 days of a request therefor by a
     Covered Person), or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts
     (as opposed to a full trial type inquiry), to the effect that such Covered
     Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (which opinion the
     Trustees shall use reasonable diligence to obtain within 60 days of a request therefor by a Covered Person). Any such Covered Person shall be entitled to a presumption that he or she acted without willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery, from any Covered Person of an amount paid to such Covered Person in accordance with this Section a indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust of its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's Office.

     SECTION 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators, and a
     "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the 1940 Act (or who has been exempted from being an "interested person" by any rule, regulation or order of the

     Securities and Exchange Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the
     Trust to purchase and maintain liability insurance on behalf of any such person.

                      ------------------------------------

     Reference is made to the Distribution Agreement, filed herewith, which contains provisions for the indemnification by Schroder Fund Advisors Inc.
     of the Registrant and Trustees and officers of the Registrant under certain circumstances.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees and officers of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee or officer of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such
     Trustee or officer in connection with the securities being registered, the
     Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     a) Schroder Investment Management North America Inc. The directors and officers of Schroder Investment Management North America Inc. ("SIM N.A.")
     have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors, officers or employees of SIM N.A. or certain of its corporate affiliates, except the following, whose principal occupations during that period, other than as directors or

     officers of SIM N.A. or certain of its corporate affiliates, are as follows: Christopher Garland, Senior Vice President of SIM N.A., formerly
     Program/Project Manager at Pragmatech, prior to that Project Manager at
     Witness Systems and prior to that Managing Member of Care Carolina LLC;
     Daniel Scholl, Senior Vice President of SIM N.A. and Portfolio Manager,
     formerly Director and Portfolio Manager (US Fixed Income) at Morgan
     Grenfell/Deutsche Asset Management; Richard Watt, Executive Vice President,
     SIM N.A., formerly Managing Director - Head of Merging Markets Client
     Services at Credit Suisse Asset Management; Mark Hemenetz, Executive Vice
     President and Director of SIM N.A., formerly Division Head - Fixed Income
     Management at the Bank of New York; Paul Easterbrook, Senior Vice President
     of SIM N.A., who as formerly Senior Vice President at Hansberger Global
     Investors; Jenny B. Jones, Executive Vice President of SIM N.A., who was
     formerly an Executive Director and Portfolio Manager at Morgan Stanley
     Investment Advisors, Inc.; David Baldt, Executive Vice President of
     SIM.N.A., who was formerly Managing Director and Chief Investment Officer of U.S. active fixed income at Deutsche Asset Management; and James Foster,
     Director and Executive Vice President of SIM N.A., who was formerly Senior
     Vice President at Mellon Institutional Asset Management. The address of SIM
     N.A. and Schroder Fund Advisors Inc. is 875 Third Avenue, 22nd Floor, New
     York, NY 10022. The addresses of certain corporate affiliates of SIM N.A.
     are as follows: Schroder Investment Management North America
     Limited,Schroder Ltd., and Schroders plc. are located at 31 Gresham St.,
     London EC2V 7QA, United Kingdom. Each of Schroder Investment Management
     Limited, Schroder Investment Management (UK) Limited, Schroder Investment
     Management (Europe), Korea Schroder Fund Management Limited and Schroder
     Personal Investment Management, is located at 33 Gutter Lane, London EC2V
     8AS United Kingdom. Schroder Investment Management (Singapore) Limited is
     located at #47-01 OCBC Centre, Singapore. Schroder Investment Management
     (Hong Kong) Limited is located at 8 Connaight Place, Hong Kong. Schroder
     Investment Management (Australasia) Limited is located at 225 George Place,
     Sydney, Australia. PT Schroder Investment Management Indonesia is located at Lippo Plaza Bldg., 25 Jakarta, 12820. Schroders (C.I.) Limited is
     located at St. Peter Port, Guernsey, Channel Islands, GY1 3UF. Schroder
     Properties Limited is located at Senator House, 85 Queen Victoria Street,
     London EC4V 4EJ, United Kingdom.

     (b) Schroder Investment Management North America Limited. The directors and officers of Schroder Investment Management North America Limited ("SIM N.A.
     Ltd.") have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors, officers or employees of SIM N.A. Ltd. or certain of

     its corporate affiliates, except the following, whose principal occupations during that period, other than as directors or officers of SIM N.A. Ltd. or certain of its corporate affiliates, are as follows: James Foster, Director and Executive Vice President of SIM N.A., who was formerly Senior Vice
     President at Mellon Institutional Asset Management. The address of SIM N.A.
     Ltd. is 31 Gresham St., London EC2V 7QA, United Kingdom. The addresses of certain corporate affiliates of SIM N.A. Ltd. are as follows: Schroder
     Investment Management North America Inc. and Schroder Fund Advisors Inc.
     are located at 875 Third Avenue, 22nd Floor, New York, NY 10022. Schroder
     Ltd. and Schroders plc. are located at 31 Gresham St., London EC2V 7QA,
     United Kingdom. Each of Schroder Investment Management Limited, Schroder
     Investment Management (UK) Limited, Schroder Investment Management
     (Europe), Korea Schroder Fund Management Limited and Schroder Personal
     Investment Management, is located at 33 Gutter Lane, London EC2V 8AS United
     Kingdom. Schroder Investment Management (Singapore) Limited is located at
     #47-01 OCBC Centre, Singapore. Schroder Investment Management (Hong Kong)
     Limited is located at 8 Connaight Place, Hong Kong. Schroder Investment
     Management (Australasia) Limited is located at 225 George Place, Sydney,
     Australia. PT Schroder Investment Management Indonesia is located at Lippo
     Plaza Bldg., 25 Jakarta, 12820. Schroders (C.I.) Limited is located at St.
     Peter Port, Guernsey, Channel Islands, GY1 3UF. Schroder Properties Limited
     is located at Senator House, 85 Queen Victoria Street, London EC4V 4EJ,
     United Kingdom.

ITEM 26. PRINCIPAL UNDERWRITERS

(a)  Schroder Fund Advisors Inc. currently acts as the principal underwriter for each series of Schroder Series Trust and each series of Schroder Capital
     Funds (Delaware).

(b)  The directors and officer of the Registrant's principal underwriter are as follows:

-------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                    POSITION AND OFFICE WITH            POSITION AND OFFICE
BUSINESS ADDRESS*                     UNDERWRITER                         WITH THE TRUST
-------------------------------------------------------------------------------------------------------------

Mark A. Hemenetz                      Chairman and Director               President, Chief Executive Officer
-------------------------------------------------------------------------------------------------------------
Catherine A. Mazza                    President and Director              Trustee
-------------------------------------------------------------------------------------------------------------
Barbara Brooke Manning                Senior Vice President, Compliance   Vice President
                                      Officer and Director
-------------------------------------------------------------------------------------------------------------
James Foster                          Director and Executive Vice         None
                                      President
-------------------------------------------------------------------------------------------------------------
Alan M. Mandel                        First Vice President and Director   Treasurer, Principal Financial
                                                                          Officer and
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                          Principal Accounting
                                                                          Officer
-------------------------------------------------------------------------------------------------------------
Mark J. Smith                         Senior Vice President, Director,    None
                                      Chief Financial Officer, Chief
                                      Operating Officer
-------------------------------------------------------------------------------------------------------------
Carin F. Muhlbaum                     General Counsel, Senior Vice        Vice President and Clerk
                                      President, Secretary and Director
-------------------------------------------------------------------------------------------------------------
Nicholas J. Rossi                     Vice President and Assistant        Assistant Vice President and
                                      Secretary                           Assistant Clerk
-------------------------------------------------------------------------------------------------------------
Brendan Dunphy                        Assistant Vice President            None
-------------------------------------------------------------------------------------------------------------
Evett Lawrence                        Associate                           None
-------------------------------------------------------------------------------------------------------------

* The principal business address of each individual listed above is 875 Third
Avenue, 22nd Floor, New York, New York 10022, except for Mark J. Smith, whose business addresses are 31 Gresham St., London EC2V 7QA, United Kingdom.

     (c) Not applicable.

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940
and the Rules promulgated thereunder are the Registrant's Clerk, Carin F.
Muhlbaum; the Registrant's investment adviser, Schroder Investment Management
North America Inc.; the Registrant's custodian, JPMorgan Chase Bank; the
Registrant's administrator, Schroder Fund Advisors Inc.; the Registrant's sub-administrator, J.P. Morgan Investor Services Co.; the Registrant's transfer agent and registrar, Boston Financial Data Services, Inc.; and Schroder
Investment Management North America Limited, the sub-adviser to the Schroder
North American Equity Fund. The address of the Clerk is 875 Third Avenue, 22nd
Floor, New York, New York 10022; the address of the investment adviser is 875
Third Avenue, 22nd Floor, New York, New York 10022; the address of the custodian is 270 Park Avenue, New York, New York 10017; the address of the administrator is 875 Third Avenue, 22nd Floor, New York, New York 10027; the address of the sub-administrator is 73 Tremont Street, Boston, Massachusetts 02108; the address of the transfer agent and registrar is Two Heritage Drive, Quincy, Massachusetts
02171; and the address ofthe sub-adviser is 31 Gresham St., London EC2V 7QA,
United Kingdom.

ITEM 28. MANAGEMENT SERVICES

     None.

ITEM 29. UNDERTAKINGS

     (a) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

NOTICE

A copy of the Amended and Restated Agreement and Declaration of Trust of
Schroder Global Series Trust is on file with the Secretary of State of The
Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the
Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the
Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this registration statement to b signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the
August 31, 2004.

                                SCHRODER GLOBAL SERIES TRUST

                                By: /s/ MARK A. HEMENETZ
                                    --------------------------------------------
                                    Mark A. Hemenetz
                                    Title: President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the date(s) indicated:

Signatures

/s/ MARK A. HEMENETZ
-----------------------------------------
Mark A. Hemenetz
Title: President and Chief Executive Officer
Date:

/s/ ALAN M. MANDEL
-----------------------------------------
Alan M. Mandel
Title:  Treasurer, Principal Financial Officer and Principal Accounting Officer
Date:

A majority of the Trustees:

By:  John I. Howell*
     ---------------------------------
John I. Howell, Trustee

By: Peter S. Knight*
    ----------------------------------
Peter S. Knight, Trustee

By: /s/ CATHERINE A. MAZZA
    ----------------------------------
Catherine A. Mazza, Trustee

By: Clarence F. Michalis*
    ----------------------------------
Clarence F. Michalis, Trustee

              By: /s/ CARIN F. MUHLBAUM
                 ---------------------------------------
                 Carin F. Muhlbaum, Attorney-in-Fact*

     * Pursuant to power of attorney previously filed as an exhibit to this registration statement.

EXHIBIT INDEX

     d.  (i)   Investment Advisory Agreement between the Trust and Schroder
               Investment Management North America Inc. ("Schroders") relating to the Schroder North American Equity Fund (the "Fund") is filed herewith.

         (ii)  Investment Subadvisory Agreement between the Trust, Schroders, and Schroder Investment Management North America Limited ("SIMNA
               Ltd.") relating to the Fund is filed herewith.

     e.  Distribution Agreement between the Trust and Schroder Fund Advisors
         Inc. is filed herewith.

     g.  Global Custody Agreement between the Trust and JPMorgan Chase Bank is filed herewith.

     h.  (i)   Administration between the Trust and Schroder Fund Advisors Inc.
               is filed herewith.

         (ii)  Mutual Fund Services (including Fund Administration and Fund
               Accounting Services) Agreement between the Trust and J.P. Morgan
               Investor Services Co. is filed herewith.

         (iii) Transfer Agency and Service Agreement between the Trust and State
               Street Bank and Trust Company is filed herewith.

     j.  Consent of PricewaterhouseCoopers LLP is filed herewith.

     p.  (i)   Code of Ethics for the US Schroder Group

         (ii)  Code of Ethics of SIMNA Ltd.